As filed with the Securities and Exchange Commission on August 14, 1998.
                                                  1933 Act File No.
                                                  1940 Act File No.

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C.  20549

                                   FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
                       Pre-Effective Amendment No:                     [ ]
                       Post-Effective Amendment No:                    [ ]
                                      and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
                       Amendment No:

                      LEGG MASON LIGHT STREET TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                           Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000
                                   Copies to:

                                                  ARTHUR J. BROWN, ESQ.
CHARLES A. BACIGALUPO                             STEPHANIE L. BOURQUE, ESQ.
100 Light Street                                  Kirkpatrick & Lockhart LLP
Baltimore, Maryland 21202                         1800 Massachusetts Ave., N.W.
(Name and Address of                              Second Floor
  Agent for Service)                              Washington, D.C. 20036-1800

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Registrant hereby amends the Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that such Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

                      Legg Mason Light Street Trust, Inc.

                       Contents of Registration Statement

This registration statement consists of the following papers and documents.

Cover Sheet

Table of Contents

Cross Reference Sheets

Part A - Prospectus
Legg Mason Market Neutral Trust - Primary Shares
Navigator Market Neutral Trust

Part B - Statement of Additional Information
Legg Mason Market Neutral Trust
Primary Shares and Navigator Shares

Part C -Other Information

Signature Page

Exhibits

                      Legg Mason Light Street Trust, Inc.:
                Legg Mason Market Neutral Trust (Primary Shares)
                        Form N-1A Cross Reference Sheet
                        -------------------------------

Part A Item No.            Prospectus Caption
---------------            ------------------
     1                     Cover Page

     2                     Prospectus Highlights; Expenses

     3                     Performance Information

     4 Investment Objective and Policies; Description of the Corporation and Its Shares

     5 Expenses; The Fund's Management and Investment Adviser; The Fund's Distributor

     6 Prospectus Highlights; Dividends and Other Distributions; Shareholder Services; Tax Treatment of Dividends and Other Distributions; How Your Shareholder Account Is Maintained; Description of the Corporation and Its Shares

     7 How You Can Invest In the Fund; How Your Shareholder Account is Maintained; How Net Asset Value Is Determined; The Fund's Distributor

     8                     How You Can Redeem Your Primary Shares

     9                     Not Applicable

                      Legg Mason Light Street Trust, Inc.:
                         Navigator Market Neutral Trust
                        Form N-1A Cross Reference Sheet
                        -------------------------------

Part A Item No.            Prospectus Caption
---------------            ------------------
     1                     Cover Page

     2                     Expenses

     3                     Performance Information

     4 Investment Objective and Policies; Description of the Corporation and its Shares

     5 Expenses; The Fund's Management and Investment Adviser; The Fund's Distributor

     6 Dividends and Other Distributions; Shareholder Services; Tax Treatment of Dividends and Other Distributions; How Your Shareholder Account Is Maintained; Description of the Corporation and Its Shares

     7 How To Purchase and Redeem Shares; How Your Shareholder Account Is Maintained; How Net Asset Value Is Determined; The Fund's Distributor

     8                     How To Purchase and Redeem Shares

     9                     Not Applicable

                         Legg Mason Light Trust, Inc.:
                        Legg Mason Market Neutral Trust
                      Primary Shares and Navigator Shares

                        Form N-1A Cross Reference Sheet
                        -------------------------------


                                    Statement of Additional
Part B Item No.                       Information Caption
---------------                     -----------------------
     10                    Cover Page

     11                    Table of Contents

     12                    Not Applicable

     13 Additional Information About Investment Limitations and Policies; Portfolio Transactions and Brokerage

     14                    The Corporation's Directors and Officers

     15                    The Corporation's Directors and Officers

     16 The Fund's Investment Adviser/Manager; The Fund's Distributor; The Corporation's Directors and Officers; The Fund's Independent Accountants; The Fund's Legal Counsel; The Fund's Custodian and
                           Transfer and Dividend -   Disbursing Agent

     17                    Portfolio Transactions and Brokerage

     18                    Not Applicable

     19                    Valuation of Fund Shares; Additional Purchase and
                           Redemption Information

     20                    Additional Tax Information; Tax-Deferred Retirement
                           Plans

     21 Portfolio Transactions and Brokerage; The Fund's Distributor; The Fund's Custodian and Transfer and Dividend - Disbursing Agent

     22                    Performance Information

     23                    Financial Statements

TABLE OF CONTENTS
      Prospectus Highlights                                    2
      Expenses                                                 3
      Performance Information                                  4
      Investment Objective and Policies                        5
      How You Can Invest in the Fund                           7
      How Your Shareholder Account is Maintained               8
      How You Can Redeem Your Primary Shares                   9
      How Net Asset Value is Determined                       10
      Dividends and Other Distributions                       10
      Tax Treatment of Dividends and Other Distributions      11
      Shareholder Services                                    12
      The Fund's Management and Investment Adviser            12
      The Fund's Distributor                                  14
      Description of the Corporation and its Shares           14

ADDRESSES

DISTRIBUTOR:
      Legg Mason Wood Walker, Inc.
      100 Light Street
      P.O. Box 1476, Baltimore, MD 21203-1476
      410 (Bullet) 539 (Bullet) 0000    800 (Bullet) 822 (Bullet) 5544

TRANSFER AND SHAREHOLDER SERVICING AGENT:
      Boston Financial Data Services
      P.O. Box 953, Boston, MA 02103

COUNSEL:
      Kirkpatrick & Lockhart LLP
      1800 Massachusetts Ave., N.W.
      Washington, DC 20036

INDEPENDENT ACCOUNTANTS:
      PricewaterhouseCoopers LLP
      250 W. Pratt Street, Baltimore, Maryland 21201


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE PRINCIPAL UNDERWRITER IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

LMF-001

                                   LEGG MASON
                              MARKET NEUTRAL TRUST
                                  A SERIES OF
                                   LEGG MASON
                                  LIGHT STREET
                                  TRUST, INC.





                                 PRIMARY SHARES

                              THE ART OF INVESTING


                                   PROSPECTUS
                                          , 1998


                          [LEGG MASON FUNDS LOGO HERE]

     LEGG MASON LIGHT STREET TRUST, INC. -- PRIMARY SHARES
           LEGG MASON MARKET NEUTRAL TRUST

        The Legg Mason Market Neutral Trust ("Market Neutral" or "Fund") is a professionally managed portfolio seeking long-term capital appreciation while minimizing exposure to general U.S. equity market volatility. Batterymarch Financial Management, Inc. ("Batterymarch" or "Adviser"), the Fund's investment adviser, will seek to achieve this objective primarily by purchasing equity securities that it believes to be undervalued, selling short equity securities that it believes to be overvalued, and coordinating the establishment of long and short positions in an effort to keep the portfolio neutral to general U.S. equity market volatility. There can be no assurance that the Fund will achieve its objective.

         This Prospectus sets forth concisely the information about the fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of
     Additional Information about the fund dated       , 1998 has been
     filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge upon request from the distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") (address and telephone numbers listed below).

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
     PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                   PROSPECTUS
                                        , 1998


                      Legg Mason Wood Walker, Incorporated
                                100 Light Street
                                 P.O. Box 1476
                            Baltimore, MD 21203-1476
                         410 (Bullet) 539 (Bullet) 0000
                         800 (Bullet) 822 (Bullet) 5544

PROSPECTUS HIGHLIGHTS

         The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus and in the Statement of Additional Information.

         Market Neutral's objective is long-term capital appreciation while minimizing exposure to general U.S. equity market volatility. Market Neutral is a separate series of Legg Mason Light Street Trust, Inc. ("Corporation"), a diversified, open-end management investment company. Batterymarch will seek to achieve this objective primarily by purchasing equity securities that it believes to be undervalued, selling short equity securities that it believes to be overvalued, and coordinating the establishment of long and short positions in an effort to keep the portfolio neutral to general U.S. equity market volatility. There can be no assurance that the Fund will achieve its objective. See "Investment Objective and Policies, which also includes a discussion of risks.

         Shares of the Fund may be appropriate for investments by Individual Retirement Accounts, Simplified Employee Pension Plans, Savings Incentive Match Plans for Employees and other tax-qualified retirement plans (collectively referred to as "Retirement Plans").

DISTRIBUTOR:
          Legg Mason Wood Walker, Incorporated

INVESTMENT MANAGER:
          Legg Mason Fund Adviser, Inc. ("LMFA")

INVESTMENT ADVISER:
          Batterymarch Financial Management, Inc.

PURCHASE METHODS:
          Send bank/personal check or wire federal funds. There is a $1,000 minimum, generally, for initial purchases, and a $100 minimum, generally, for subsequent purchases. Lower minimums for initial and subsequent purchases apply for automatic investments. See "How You Can Invest in the Fund."

REDEMPTION METHODS:
          Redeem by calling your financial advisor or service provider, or redeem by mail. See "How You Can Redeem Your Primary Shares."

PUBLIC OFFERING PRICE PER SHARE:
          Net asset value

EXCHANGE PRIVILEGE:
          All funds in the Legg Mason Family of Funds. See "Exchange Privilege."

DIVIDENDS:
          Declared and paid quarterly. See "Dividends and Other Distributions."

REINVESTMENT:
          All dividends and other distributions are automatically reinvested in Primary Shares unless cash payments are requested.

      EXPENSES

          The purpose of the following table is to assist an investor in understanding the various costs and expenses that an investor in Primary Shares of the Fund will bear directly or indirectly. The expenses and fees set forth below are based on estimates for the current fiscal year, and fees are adjusted for current expense limits and fee waiver levels.

      ANNUAL FUND OPERATING EXPENSES -- PRIMARY SHARES
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)
      Management fees                                 1.20%(A)
      12b-1 fees                                      1.00%
      Other expenses                                  0.80%
                                                      ----
      Total operating expenses                        3.00%(A)
                                                      ----

      ---------------------
      (A) After fee waivers. LMFA and Legg Mason have voluntarily agreed to waive management and 12b-1 fees to the extent necessary to limit the Fund's total operating expenses relating to Primary Shares (exclusive of taxes, brokerage commissions, interest and extraordinary expenses) to 3.00% of the Fund's average daily net assets attributable to Primary Shares until July 31, 1999. In the absence of such waivers, the management fee, 12b-1 fee, estimated other expenses and estimated total operating expenses relating to Primary Shares would have been 1.90%, 1.00%, 0.80% and 3.70% of average net assets.


          Because the Fund pays 12b-1 fees with respect to Primary Shares, long-term investors in Primary Shares may pay more in distribution expenses than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). For further information concerning the Fund's expenses, please see "The Fund's Management and Investment Adviser" and "The Fund's Distributor."

      EXAMPLE
          The following example illustrates the expenses that you would pay on a $1,000 investment in Primary Shares over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The Fund charges no redemption fees of any kind.

                1 YEAR     3 YEARS
                -------------------
                  $30        $93

          This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same over the time periods shown. The above table and the assumption in the example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. THE ASSUMED 5% ANNUAL RETURN IS NOT A PREDICTION OF, AND DOES NOT REPRESENT THE PROJECTED OR ACTUAL PERFORMANCE OF, PRIMARY SHARES OF THE FUND. THE ABOVE TABLE AND EXAMPLE SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The actual expenses attributable to Primary Shares will depend upon, among other things, the level of average net assets, the levels of sales and redemptions of shares, the extent to which LMFA and/or Legg Mason waive their fees and the extent to which Primary Shares incur variable expenses, such as transfer agency costs.

      PERFORMANCE INFORMATION
          From time to time the Fund may quote the TOTAL RETURN of a class of shares in advertisements or in reports or other communications to shareholders. A mutual fund's total return is a measurement of the overall change in value of an investment in the fund, including changes in share price and assuming reinvestment of dividends and other distributions. CUMULATIVE TOTAL RETURN shows the fund's performance over a specific period of time. AVERAGE ANNUAL TOTAL RETURN is the average annual compounded return that would have produced the same cumulative total return if the fund's performance had been constant over the entire period. Average annual returns, which differ from actual year-to-year results, tend to smooth out variations in a fund's returns. No adjustment has been made for any income taxes payable by shareholders.

          The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          Performance figures reflect past performance only and are not intended to and do not indicate future performance.

          Although U.S. equity funds have grown significantly in recent years, the average long-term growth of general equity funds as reported by Lipper Analytical Services, Inc. over the last 25 years has been 13.2%, and some years have shown a net decline in value.

                        --------------------------------

      INVESTMENT OBJECTIVE AND POLICIES

          The Fund's investment objective may not be changed without shareholder approval; however, except as otherwise noted, the investment policies of the Fund described below may be changed by the Fund's Board of Directors without a shareholder vote. There can be no assurance that the Fund will achieve its investment objective.

          MARKET NEUTRAL'S objective is long-term capital appreciation while minimizing exposure to general U.S. equity market volatility. Batterymarch will seek to achieve this objective primarily by purchasing equity securities that it believes to be undervalued, selling short equity securities that it believes to be overvalued, and coordinating the establishment of long and short positions in an effort to keep the portfolio neutral to general U.S. equity market volatility. The portfolio will be highly diversified and represent a broad sector of the market. Certain characteristics of the long positions as a whole (e.g., industry sector weighting, market capitalization, and dollar amounts) are expected to match the characteristics of the short positions as a whole. Accordingly, when the overall U.S. equity market declines, the value of the Fund would not be expected to decline unless its long and short positions behaved in a manner inconsistent with the expectation Batterymarch had for the relative movement of each. Similarly, the value of the Fund would not be expected to advance solely because the overall U.S. equity market advances; the Fund will advance if the stocks it holds long outperform the stocks it has sold short. For these purposes, the U.S. equity market consists of those equity securities listed on the New York Stock Exchange, the American Stock Exchange or NASDAQ.

          To meet margin requirements or redemptions, or pending investment, the Fund may also hold a portion of its assets in cash or short-term investments, including money market instruments.

          Proceeds from the Fund's short sales of equity securities will earn interest at a rate approximately equal to that of a 3-month U.S. Treasury bill ("T-bill"). The interest will contribute to the Fund's return. Although the Fund uses the T-bill as a benchmark, an investment in the Fund differs in most respects from an investment in a T-bill because T-bills, unlike the Fund, are backed by the full faith and credit of the United States, have a fixed rate of return and a short duration, and have no risk of losing capital and little or no potential for appreciation.

     TYPES OF INVESTMENTS AND ASSOCIATED RISKS:

STOCK SELECTION
          In an attempt to neutralize market risk, the Fund's portfolio will contain both long and short equity positions, with long positions generally matched to short positions within the same industry sector, in approximately equal dollar balance. Batterymarch will select portfolio securities based upon Batterymarch's multifactor stock selection model, which encompasses both quantitative and qualitative approaches and includes analysis of cash flow, earnings growth expectations, value and corporate signals. The stock selection model will be run frequently, ranking each stock in the investable universe of approximately 2,000 liquid stocks, in order to re-evaluate the long and short components of the portfolio, each of which consists of approximately 150 stocks.

INVESTMENT RISKS
          The Fund is newly organized and has no operating history prior to the date of this Prospectus. An investment in the Fund is subject to the risk that the stock selection model will fail to consider appropriately those factors that influence the Fund's exposure to market risk. In addition, even if the stock selection model properly considers the appropriate factors, Batterymarch may fail to establish or maintain long and short positions that have matching market characteristics (e.g., industry sector weighting, market capitalization and dollar amounts). To the extent that the market characteristics of the long and short positions do not match, the Fund will not be neutral to general U.S. equity market volatility, the Fund's positions will become speculative in nature, and the Fund's losses may exceed those of other mutual Funds. See "Short Sales," below.

          An investment in the Fund is also subject to the risk of poor stock selection by Batterymarch. For example, the stocks that Batterymarch buys may not outperform stocks that Batterymarch sells short, and thereby the Fund would not be successful in achieving its objective. Further, since Batterymarch will manage both long and short positions in approximately equal dollar balance, it is possible that the Fund's equity securities held long may decline in value at the same time the value of its equity securities sold short increases, thereby increasing the Fund's potential for loss. In such a case, the Fund's losses may exceed those of other mutual funds.

          The Fund will be different from many other funds, and will bear different risks, in that it will maintain substantial short positions in equity securities and will have high turnover of both its long and short positions, as described below.

SHORT SALES
          The Fund, as noted above, expects to sell securities short in order to fulfill the Fund's objective. When Batterymarch concludes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund terminates or closes out its short position by buying the same security. The Fund will realize a gain if the security declines in price between those dates. There can be no assurance that the Fund will be able to close out a short position at an acceptable time or price. The values of the Fund's short positions, in the aggregate, are expected to equal the values of its long positions in equity securities. It will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the Fund's net assets.

          There also is a risk that a borrowed security will need to be returned to the broker or other institution on short notice. If the request for the return of securities occurs at a time when other short sellers of the security are receiving similar requests, a "short squeeze" can occur, meaning that the Fund might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier. Further, because the Fund will attempt to remain market neutral, if the Fund must close out a short position at a time or price not of its choosing, it may also have to sell a corresponding long position at an unfavorable time or price in order to maintain market neutrality.

          Until the Fund replaces a borrowed security, it will maintain a segregated account with its custodian containing cash and liquid securities such that the amount deposited in the account plus any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with the broker or custodian, the Fund might not receive any payments (including interest) on collateral deposited with the broker or custodian.

          Rule 10a-1 under the Securities Exchange Act of 1934 ("Rule 10a-1") provides that exchange-traded shares can be sold short only at a price that is higher than the last trade or the same as the last trade price if that price is higher than the previous price. The requirements of Rule 10a-1 can delay, or in some cases prevent, execution of short sales, resulting in opportunity costs and increased exposure to market action. While it is Batterymarch's intention to maintain approximately equal dollar investments in the long and short components of its portfolio, market circumstances and Rule 10a-1 may prevent it from doing so from time to time. Batterymarch will generally attempt to execute short sales before taking offsetting long positions in order to reduce the risk of unequal long and short exposure.

          Possible losses from short sales differ from losses that could be incurred from a purchase of securities; losses from short sales may be unlimited, whereas losses from purchases of securities cannot exceed the total amount invested.

          Until the Fund replaces a borrowed security, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account) to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

PORTFOLIO TURNOVER
          The portfolio will likely experience very substantial turnover of securities and Batterymarch will not consider turnover in making its investment decisions. The rate of the Fund's portfolio turnover may vary significantly from time to time depending on economic and market volatility. Although the rate of portfolio turnover is difficult to predict, it is anticipated that under normal circumstances the annual portfolio turnover rate of the long and short components of the portfolio will each average from 500% to 700% per year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. High turnover could also involve an increased likelihood that the Fund will realize capital gains that are taxable when distributed to shareholders. To the extent that high portfolio turnover results in the realization of net short-term capital gains (that is, gains from positions held for not more than one year), distributions of those gains are taxed to shareholders at ordinary income tax rates rather than at more favorable long-term capital gain tax rates. It is anticipated that the Fund's capital gains, if any, will be short-term and therefore taxed at ordinary income tax rates when distributed to shareholders.


ADRS
          The Fund may invest in U.S. dollar-denominated American Depositary Receipts ("ADRs"), which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. By investing in ADRs rather than directly in a foreign issuer's stock, the Fund may avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs. The Fund has no current intention to invest in unsponsored ADRs.

OTHER
          When cash is temporarily available, or for temporary defensive purposes, the Fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities.

INVESTMENT LIMITATIONS
          The Fund has adopted certain fundamental investment limitations that, like its investment objective, can be changed only by a vote of the holders of a majority of the outstanding voting securities of the Fund. For these purposes a "vote of the holders of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of
      (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment limitations are set forth in the

      Statement of Additional Information under "Additional Information About Investment Limitations and Policies." Fund policies, unless described as fundamental, can be changed by action of its Board of Directors.

          The fundamental restrictions applicable to the Fund include a prohibition on investing 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry (with the exception of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto).

HOW YOU CAN INVEST IN THE FUND
          You may purchase Primary Shares of the Fund through a brokerage account with Legg Mason, with an affiliate that has an agreement with Legg Mason, or with an unaffiliated entity having an agreement with Legg Mason ("Financial Advisor or Service Provider"). Your Financial Advisor or Service Provider will be pleased to explain the shareholder services available from the Fund and answer any questions you may have. Documents available from your Financial Advisor or Service Provider should be completed if you invest in shares of the Fund through a Retirement Plan.

          Investors who are considering establishing a Retirement Plan may wish to consult their attorneys or tax advisers with respect to individual tax questions. Your Financial Advisor or Service Provider can make available to you forms of plans. The option of investing in these plans through regular payroll deductions may be arranged with Legg Mason and your employer. Additional information with respect to these plans is available upon request from a Financial Advisor or Service Provider.

          Clients of certain institutions that maintain omnibus accounts with the Fund's transfer agent may obtain shares through those institutions. Such institutions may receive payments from the Fund's distributor for account servicing, and may receive payments from their clients for other services performed. Investors can purchase Fund shares from Legg Mason without receiving or paying for such other services.

          The minimum initial investment in Primary Shares for a Fund account, including investments made by exchange from other Legg Mason funds and investments in a Retirement Plan, is $1,000, and the minimum investment for each purchase of additional shares is $100, except as noted below. For those investing through the Fund's Future First Systematic Investment Plan, payroll deduction plans and plans involving automatic payment of funds from financial institutions or automatic investment of dividends from certain unit investment trusts, minimum initial and subsequent investments are lower. The Fund may change these minimum amount requirements at its discretion.

          You should always furnish your shareholder account number when making additional purchases of shares.

          There are three ways you can invest in Primary Shares of the Fund:

1. THROUGH A FINANCIAL ADVISOR OR SERVICE PROVIDER
          Shares may be purchased through a Financial Advisor or Service Provider. A Financial Advisor or Service Provider will be pleased to open an account for you, explain to you the shareholder services available from the Fund and answer any questions you may have. After you have established an account, you can order shares from your Financial Advisor or Service Provider in person, by telephone or by mail.

2. THROUGH THE FUTURE FIRST SYSTEMATIC INVESTMENT PLAN
          You may also buy shares through the Future First Systematic Investment Plan. Under this plan, you may arrange for automatic monthly investments in the Fund of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the Fund's transfer agent, to transfer funds each month from your Legg Mason account or from your checking account. Please contact a Financial Advisor or Service Provider for further information.

3. THROUGH AUTOMATIC INVESTMENTS
          Arrangements may be made with some employers and financial institutions, such as banks or credit unions, for regular automatic monthly investments of $50 or more in shares. In addition, it may be possible for dividends from certain unit investment trusts to be invested automatically in shares. Persons interested in establishing such automatic investment programs should contact the Fund through a Financial Advisor or Service Provider.

          Primary Share purchases will be processed at the net asset value next determined after your Financial Advisor or Service Provider has received your order; payment must be made within three business days to Legg Mason. Orders received by your Financial Advisor or Service Provider before the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m. Eastern time) ("close of the Exchange") on any day the Exchange is open will be executed at the net asset value determined as of the close of the Exchange on that day. Orders received by your Financial Advisor or Service Provider after the close of the Exchange or on days the Exchange is closed will be executed at the net asset value determined as of the close of the Exchange on the next day the Exchange is open. See "How Net Asset Value is Determined." The Fund reserves the right to reject any order for its shares or to suspend the offering of shares for a period of time. Some Service Providers may place other conditions on the purchase of shares. Consult their program literature for further information.

HOW YOUR SHAREHOLDER ACCOUNT IS MAINTAINED
          When you initially purchase shares, a shareholder account is established automatically for you. Any shares that you purchase or receive as a dividend or other distribution will be credited directly to your account at the time of purchase or receipt. Shares may not be held in, or transferred to, an account with any brokerage firm that does not have an agreement with Legg Mason. The Fund does not issue share certificates.

HOW YOU CAN REDEEM YOUR PRIMARY SHARES
          There are two ways you can redeem your Primary Shares. First, you may give your Financial Advisor or Service Provider an order for redemption of your shares in person or by telephone. Please have the following information ready when you call: the name of the Fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number. Second, you may send a written request for redemption to: Legg Mason Market Neutral Trust, c/o Legg Mason Funds Processing, P.O. Box 1476, Baltimore, Maryland 21203-1476.

          Requests for redemption received by your Financial Advisor or Service Provider before the close of the Exchange on any day when the Exchange is open, will be transmitted to BFDS, transfer agent for the Fund, for redemption at the net asset value per share determined as of the close of the Exchange on that day. Requests for redemption received by your Financial Advisor or Service Provider after the close of the Exchange will be executed at the net asset value determined as of the close of the Exchange on its next trading day. A redemption request received by your Financial Advisor or Service Provider may be treated as a request for repurchase and, if it is accepted, your shares will be purchased at the net asset value per share determined as of the next close of the Exchange.

          Proceeds from your redemption will settle in your brokerage account two business days after trade date. The proceeds of your redemption or repurchase may be more or less than your original cost. If the shares to be redeemed or repurchased were paid for by check (including certified or cashier's checks), within 10 business days of the redemption or repurchase request, the proceeds will not be disbursed unless the Fund can be reasonably assured that the check has been collected.

          Written requests for redemption must be in "good order." A redemption request will be considered to be received in "good order" only if:

          1. You have indicated in writing the number of Primary Shares (or dollar amount) to be redeemed, the complete Fund name and your shareholder account number;

          2. The written request is signed by you and by any co-owner of the account with exactly the same name or names used in establishing the account;

          3. The written request is accompanied by any certificates representing the shares that have been issued to you, and you have endorsed the certificates for transfer or an accompanying stock power exactly as the name or names appear on the certificates; and

          4. The signatures on the written redemption request and on any certificates for your shares (or an accompanying stock power) have been guaranteed without qualification by a national bank, a state bank, a member firm of a principal stock exchange or other entity described in Rule 17Ad-15 under the Securities Exchange Act of 1934.

          Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption or repurchase. If you have a question concerning the redemption of shares, contact your Financial Advisor or Service Provider.

          The Fund will not be responsible for the authenticity of redemption instructions received by telephone, provided it follows reasonable procedures to identify the caller. The Fund may request identifying information from callers or employ identification numbers. The Fund may be liable for losses due to unauthorized or fraudulent instructions if it does not follow reasonable procedures. Telephone redemption privileges are available automatically to all shareholders unless certificates have been issued. Shareholders who do not wish to have telephone redemption privileges should call their Financial Advisor or Service Provider for further instructions.

          Because of the relatively high cost of maintaining small accounts, the Fund may elect to close any account with a current value of less than $500 by redeeming all of the shares in the account and mailing the proceeds to you. However, the Fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share. If the Fund elects to redeem the shares in your account, you will be notified that your account is below $500 and will be allowed 60 days to make an additional investment to avoid having your account closed.

          To the extent permitted by law, the Fund reserves the right to take up to seven days to make payment upon redemption if, in the judgment of the Adviser, it could be adversely affected by immediate payment. (The Statement of Additional Information describes several other circumstances in which the date of payment may be postponed or the right of redemption suspended.) Some Service Providers may have other procedures for redemption, either in addition to or instead of those described above. Consult your Service Provider's literature for more information.

HOW NET ASSET VALUE IS DETERMINED
          Net asset value per Primary Share of the Fund is determined daily as of the close of the Exchange, on every day that the Exchange is open, by subtracting the liabilities attributable to Primary Shares from the total assets attributable to such shares and dividing the result by the number of Primary Shares outstanding. Securities owned by the Fund or sold short by the Fund for which market quotations are readily available are valued at current market value. In the absence of readily available market quotations, securities are valued at fair value as determined by the Fund's Board of Directors. Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost.

DIVIDENDS AND OTHER DISTRIBUTIONS
          The Fund declares dividends to holders of Primary Shares out of its investment company taxable income (which generally consists of net investment income and any net short-term capital gain) quarterly. Dividends from any net short-term capital gains are paid annually. The Fund also distributes substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss) after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of the excise tax described under the heading "Additional Tax Information" in the Statement of Additional Information. Dividends and other distributions, if any, on Primary Shares held in a Retirement Plan and by shareholders maintaining a Systematic Withdrawal Plan generally are reinvested in Primary Shares of the Fund on the payment dates. Other shareholders may elect to:

          1. Receive both dividends and other distributions in Primary Shares of the Fund;

          2. Receive dividends in cash and other distributions in Primary Shares of the Fund;

          3. Receive dividends in Primary Shares of the Fund and other distributions in cash; or

          4. Receive both dividends and other distributions in cash.

          If a shareholder has elected to receive dividends and/or other distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional Primary Shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

          In certain cases, shareholders may reinvest dividends and other distributions in the corresponding class of shares of another Legg Mason fund. Please contact your Financial Advisor or Service Provider for additional information about this option.

          If no election is made, both dividends and other distributions are credited to your Fund account in Primary Shares at the net asset value of the shares determined as of the close of the Exchange on the reinvestment date. Shares received pursuant to any of the first three (reinvestment) elections above also are credited to your account at that net asset value. Shareholders electing to receive dividends and/or other distributions in cash will be sent a check or will have their Legg Mason account credited after the payment date. You may elect at any time to change your option by notifying the Fund in writing at: Legg Mason Market Neutral Trust, c/o Legg Mason Funds Processing, P.O. Box 1476, Baltimore, Maryland 21203-1476. Your election must be received at least 10 days before the record date in order to be effective for dividends and other distributions paid to shareholders as of that date.

TAX TREATMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS
          The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, so that it will be relieved of federal income tax on that part of its investment company taxable income and net capital gain that it distributes to its shareholders.

          Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in Primary Shares) are taxable to its shareholders (other than Retirement Plans and other tax-deferred or tax-exempt investors) as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or reinvested in Primary Shares), when designated as such, are taxable to those shareholders as long-term capital gain, regardless of how long they have held their Fund shares. The maximum tax rate applicable to a noncorporate taxpayer's net capital gain recognized on capital assets held for more than one year is 20% (10% for taxpayers in the 15% marginal tax bracket). In the case of a regulated investment company such as the Fund, the relevant holding period is determined by how long the Fund has held the portfolio security on which the gain was realized, not by how long you have held your Fund shares. See the discussion of portfolio turnover and tax consequences on page 6.

          The Fund will send its shareholders a notice following the end of each calendar year specifying, among other things, the amounts of all dividends and other distributions paid (or deemed paid) during that year. The notice will tell you what portion of the capital gain distributions falls into each of the different tax rate categories mentioned above.

          The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a certified taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

          A redemption of Primary Shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Primary Shares for shares of any other Legg Mason fund generally will have similar tax consequences. See "Shareholder Services -- Exchange Privilege." If Fund shares are purchased within 30 days before or after redeeming at a loss other shares of the same Fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.

          A dividend or other distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income tax. Accordingly, an investor should recognize that a purchase of Primary Shares immediately prior to the record date for a dividend or other distribution could cause the investor to incur tax liabilities and should not be made solely for the purpose of receiving the dividend or other distribution.

          The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for a further discussion. In addition to federal income tax, you may also be subject to state, local or foreign taxes on distributions from the Fund, depending on the laws of your home state and locality. Prospective shareholders are urged to consult their tax advisers with respect to the effects of this investment on their own tax situations.

SHAREHOLDER SERVICES

CONFIRMATIONS AND REPORTS
          You will receive from Legg Mason a confirmation after each transaction involving Primary Shares (except a reinvestment of dividends, capital gain distributions and shares purchased through the Future First Systematic Investment Plan or through automatic investments).

          An account statement will be sent to you monthly unless there has been no activity in the account or you are purchasing shares only through the Future First Systematic Investment Plan or through automatic investments, in which case an account statement will be sent quarterly. Reports will be sent to each Fund's shareholders at least semiannually showing its portfolio and other information; the annual report for the Fund will contain financial statements audited by its independent accountants.

          Shareholder inquiries should be addressed to: Legg Mason Market Neutral Trust, c/o Legg Mason Funds Processing, P.O. Box 1476, Baltimore, Maryland 21203-1476.

SYSTEMATIC WITHDRAWAL PLAN
          You may elect to make systematic withdrawals from your Fund account of a minimum of $50 on a monthly basis if you are purchasing or already own shares with a net asset value of $5,000 or more. Shareholders should not purchase shares of the Fund while they are participating in the Systematic Withdrawal Plan. Please contact your Financial Advisor or Service Provider for further information.

EXCHANGE PRIVILEGE
          As a Fund shareholder, you are entitled to exchange your Primary Shares for Primary Shares of any of the Legg Mason funds, provided that such shares are eligible for sale in your state of residence.

          Investments by exchange into the Legg Mason funds sold without an initial sales charge are made at the per share net asset value determined on the same business day as redemption of the Fund shares you wish to exchange. Investments by exchange into the Legg Mason funds sold with an initial sales charge are made at the per share net asset value, plus the applicable sales charge, determined on the same business day as redemption of the Fund shares you wish to redeem; except that no sales charge will be imposed upon proceeds from the redemption of Fund shares to be exchanged that were originally purchased by exchange from a fund on which the same or higher initial sales charge previously was paid.

          There is no charge for the exchange privilege, but the Fund reserves the right to terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the Fund in one calendar year. To obtain further information concerning the exchange privilege and prospectuses of other Legg Mason funds, or to make an exchange, please contact your Financial Advisor or Service Provider.

          To effect an exchange by telephone, please call your Financial Advisor or Service Provider with the information described in "How You Can Redeem Your Primary Shares." The other factors relating to telephone redemptions described in that section apply also to telephone exchanges. Please read the prospectus for the other fund(s) carefully before you invest by exchange. The Fund reserves the right to modify or terminate the exchange privilege upon 60 days' notice to shareholders. Some Service Providers may not offer all of the Legg Mason funds for exchange.

THE FUND'S MANAGEMENT AND INVESTMENT ADVISER

BOARD OF DIRECTORS
          The business and affairs of the Fund are managed under the direction of its Board of Directors.

MANAGEMENT AGREEMENT
          The Fund has a management agreement with LMFA which was approved by the Fund's Board of Directors ("Management Agreement"). Under the Management Agreement, LMFA is obligated to provide the Fund with investment management and administrative services, and to oversee the Fund's relationships with outside service providers, such as the custodian, transfer agent, accountants, and lawyers.

          For services under the Management Agreement, LMFA receives a fee from the Fund, calculated daily and payable monthly, at an annual rate of 1.90% of its average daily net assets.

ADVISORY AGREEMENT
          LMFA has entered into an investment advisory agreement with Batterymarch to provide investment advisory services to the Fund. Battery-march has the responsibility for making all investment decisions and placing all orders to buy or sell a particular security.

          Under its Advisory Agreement, Batterymarch receives an advisory fee from LMFA, computed daily and paid monthly, at an annual rate equal to 78.9% of the fee received by LMFA, or 1.50% of the Fund's average daily net assets, adjusted for any fee waivers, as discussed below.


FEE WAIVERS
          LMFA has agreed to waive its fees in any month to the extent the Fund's expenses related to Primary Shares (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month an annual rate of 3.00% of average daily net assets attributable to Primary Shares until July 31, 1999.

          This agreement is voluntary and may be terminated by LMFA at any time. The Fund pays all its other expenses which are not assumed by LMFA.

PRIMARY SHARES EXPENSE RATIO
          As of the date of this Prospectus, the Fund has not yet begun operations. In addition to management and distribution fees, the Fund will be responsible for interest, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, statements of additional information, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, organizational expenses, compensation of the independent directors, legal and audit expenses, insurance expenses, shareholder meetings, proxy solicitations, expenses of registering and qualifying Fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with industry organizations.

LMFA
          LMFA acts as adviser or manager to eighteen investment company portfolios which had aggregate assets under management of approximately

      $       billion as of June 30, 1998. LMFA's address is 100 Light Street,
      Baltimore, Maryland 21202.

BATTERYMARCH
          Batterymarch acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Batterymarch's aggregate assets under management totalled approximately $ billion as of June 30, 1998. Batterymarch's address is 200 Clarendon Street, Boston, Massachusetts 02116.

          LMFA and Batterymarch are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

PORTFOLIO MANAGEMENT
          Batterymarch investment teams are responsible for the day-to-day management of the Fund.

BROKERAGE
          The Fund may use Legg Mason, among others, as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution.

YEAR 2000
          Like other mutual funds and other financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by LMFA, other service providers and entities with computer systems that are linked to Fund records do not accurately process and calculate date sensitive information after January 1, 2000. This is commonly referred to as the "Year 2000 Issue." Calculating net asset value, redeeming shares, delivering account statements and providing other information to shareholders are all functions that are performed by computer. LMFA is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems it uses and to obtain satisfactory assurances that the Fund's other major service providers will continue to provide services without interruption. However, there can be no certainty that these steps will be sufficient to avoid any adverse impact on the Fund.

          The companies in which the Fund invests also could be adversely affected by the Year 2000 Issue. While many companies are taking steps to address the Year 2000 Issue, there can be no assurance that these steps will be sufficient to avoid adverse impact. LMFA endeavors to obtain information on this problem, but it is difficult to assess accuracy or completeness, or potential impact on portfolio companies if their suppliers suffer from the problem.

THE FUND'S DISTRIBUTOR
          Legg Mason, a wholly owned subsidiary of Legg Mason, Inc., is the distributor of the Fund's shares pursuant to an Underwriting Agreement with the Fund. The Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with the offering of shares, including any compensation to its financial advisors, the printing and distribution of prospectuses, statements of additional information and periodic reports used in connection with the offering to prospective investors, after the prospectuses, statements of additional information and reports have been prepared, set in type and mailed to existing shareholders at the Fund's expense, and for any supplementary sales literature and advertising costs.

          Legg Mason has an agreement with the Fund's transfer agent to assist it with some of its duties. Legg Mason will be paid by the transfer agent for this service.

          The Board of Directors of the Fund has adopted a Distribution and Shareholder Services Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). The Plan provides that as compensation for its ongoing services to investors in Primary Shares and its activities and expenses related to the sale and distribution of Primary Shares, Legg Mason receives from the Fund an annual distribution fee payable from the assets attributable to Primary Shares, of up to 0.75% of the average daily net assets attributable to Primary Shares; and an annual service fee equal to 0.25% of the average daily net assets attributable to Primary Shares of the Fund. The distribution fee and service fee are calculated daily and paid monthly. The fees received by Legg Mason during any year may be more or less than its cost of providing distribution and shareholder services for Primary Shares. Legg Mason has agreed to waive distribution fees in any month to the extent the Fund's expenses related to Primary Shares (exclusive of taxes, interest, brokerage costs and extraordinary expenses) exceed an annual rate of 3.00% of its average daily net assets attributable to Primary Shares until July 31, 1999.

          NASD rules limit the amount of annual distribution and service fees that may be paid by mutual funds and impose a ceiling on the cumulative distribution fees received. The Fund's Plan complies with those rules.

          Legg Mason may enter into agreements with unaffiliated dealers to sell Primary Shares of the Fund. Legg Mason pays such dealers up to 90% of the distribution and shareholder service fees that it receives from the Fund with respect to shares sold by the dealers.

          The President and Treasurer of the Fund are employed by Legg Mason.

DESCRIPTION OF THE CORPORATION AND ITS SHARES
          The Corporation was established as a Maryland corporation on August 5, 1998. The Articles of Incorporation of the Corporation authorize issuance of 450 million shares of par value $.001 per share of the Fund. The Corporation may issue additional series of shares. The Fund currently offers two Classes of Shares -- Class A (known as "Primary Shares") and Class Y (known as "Navigator Shares"). The two Classes represent interests in the same pool of assets. A separate vote is taken by a Class of Shares of the Fund if a matter affects just that Class of Shares. Each Class of Shares may bear certain differing Class-specific expenses and sales charges, which may affect performance.

          Investors may obtain more information concerning the Navigator Class from their financial advisor or any person making available to them shares of the Primary Class, or by calling 1-800-822-5544.

          The Board of Directors of the Fund does not anticipate that there will be any conflicts among the interests of the holders of the different Classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

          Shareholders of the Fund are entitled to one vote per share and fractional votes for fractional shares held. Voting rights are not cumulative. All shares of the Fund are fully paid and nonassessable and have no preemptive or conversion rights.

          Shareholders' meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and approval of a plan of distribution pursuant to Rule 12b-1). The Fund will call a special meeting of the shareholders at the request of 10% or more of the shares entitled to vote; shareholders wishing to call such a meeting should submit a written request to the Fund at 100 Light Street, Baltimore, Maryland 21202, stating the purpose of the proposed meeting and the matters to be acted upon.

                          (This Page Intentionally Left Blank)

                                      THE

                                   NAVIGATOR
                                     CLASS

                                     OF THE
                                   LEGG MASON
                                 MARKET NEUTRAL
                                     TRUST,
                                A SERIES OF THE
                                   LEGG MASON
                               LIGHT STREET TRUST

                              The Art of Investing



                                   Prospectus
                                 [      ], 1998



                  This wrapper is not part of the prospectus.



Addresses

Distributor:
      Legg Mason Wood Walker, Inc.
      100 Light Street
      P.O. Box 1476, Baltimore, MD 21203-1476
      410 o 539 o 0000  800 o 822 o 5544

Authorized Dealer:
      Fairfield Group, Inc.
      271 Dresher Road
      Horsham, PA 19044
      215 o 657 o 9400  800 o 441 o 3885

Transfer and Shareholder Servicing Agent:
      Boston Financial Data Services
      P.O. Box 953, Boston, MA 02103

Counsel:
      Kirkpatrick & Lockhart LLP
      1800 Massachusetts Ave., N.W.
      Washington, DC 20036-1800

Independent Accountants:
      PricewaterhouseCoopers LLP
      250 W. Pratt Street
      Baltimore, Maryland 21201

No person has been authorized to give any information or to make any representations not contained in this Prospectus or the Statement of Additional Information in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus does not constitute an offering by the Fund or by the principal underwriter in any jurisdiction in which such offering may not lawfully be made.



                          [LEGG MASON FUNDS LOGO HERE]

NAVIGATOR MARKET NEUTRAL TRUST
PROSPECTUS
[           ], 1998
      LEGG MASON LIGHT STREET TRUST, INC.
      LEGG MASON MARKET NEUTRAL TRUST

    Shares of Navigator Market Neutral Trust ("Navigator Shares") represent a separate class ("Navigator Class") of common stock in Legg Mason Market Neutral Trust ("Market Neutral" or "Fund").

    The Navigator Class of Shares, described in this Prospectus, is currently offered for sale only to institutional clients of the Fairfield Group, Inc. ("Fairfield") for investment of their own monies and monies for which they act in a fiduciary capacity, to clients of Legg Mason Trust Company ("Trust Company") for which Trust Company exercises discretionary investment management responsibility (such institutional investors are referred to collectively as "Institutional Clients" and accounts of the customers with Institutional Clients ("Customers") are referred to collectively as "Customer Accounts"), to qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million, and to any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates. Navigator Shares may not be purchased by individuals directly, but Institutional Clients may purchase shares for Customer Accounts maintained for individuals.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information about the
Fund dated [          ], 1998 has been filed with the Securities and Exchange
Commission ("SEC") and, as amended or supplemented from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge upon request from the distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") (address and telephone numbers listed on the following page).

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Navigator Shares are sold and redeemed without any purchase or redemption charge imposed by the Funds, although Institutional Clients may charge their Customer Accounts for services provided in connection with the purchase or redemption of shares. See "How to Purchase and Redeem Shares." The Fund will pay management fees to Legg Mason Fund Adviser, Inc., but Navigator Shares pay no distribution fees.

    MARKET NEUTRAL is a professionally managed portfolio seeking long-term capital appreciation while minimizing exposure to general U.S. equity market volatility. Market Neutral is a separate series of Legg Mason Light Street Trust, Inc. ("Corporation"), a diversified, open-end management investment company. Batterymarch Financial Management, Inc. ("Batterymarch" or "Adviser"), the Fund's investment adviser, will seek to achieve this objective primarily by purchasing equity securities that it believes to be undervalued, selling short equity securities that it believes to be overvalued, and coordinating the establishment of long and short positions in an effort to keep the portfolio neutral to general U.S. equity market volatility. There can be no assurance that the Fund will achieve its objective. See "Investment Objective and Policies, which also includes a discussion of risks.

TABLE OF CONTENTS

      Expenses                                        3
      Performance Information                         4
      Investment Objectives and Policies              5
      How To Purchase and Redeem Shares               7
      How Shareholder Accounts are
        Maintained                                    9
      How Net Asset Value is Determined               9
      Dividends and Other Distributions               9

      Tax Treatment of Dividends and
        Other Distributions                          10
      Shareholder Services                           10
      The Fund's Management and Investment
        Advisers                                     11
      The Fund's Distributor                         12
      Description of The Corporation
        and its Shares                               12

                          Legg Mason Wood Walker, Inc.
                        100 Light Street, P.O. Box 1476
                            Baltimore, MD 21203-1476
         410 (Bullet) 539 (Bullet) 0000/800 (Bullet) 822 (Bullet) 5544

     EXPENSES

    The purpose of the following table is to assist an investor in understanding the various costs and expenses that an investor in Navigator Shares of the Fund will bear directly or indirectly. The expenses and fees set forth below are based on estimates for the initial period of operations of the Fund's Navigator Shares.

ANNUAL FUND OPERATING EXPENSES -- NAVIGATOR SHARES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fees                                   1.20%(A)
12b-1 fees                                        None
Other expenses                                    0.80%
                                                 ------
Total operating expenses                          2.00%(A)
                                                 ======

---------------
(A) After fee waivers. LMFA has voluntarily agreed to waive management fees to the extent necessary to limit total operating expenses relating to Navigator Shares (exclusive of taxes, brokerage commissions, interest and extraordinary expenses) to 2.00% of average daily net assets attributable to Navigator Shares until July 31, 1999. In the absence of such waivers, the management fee, estimated other expenses and estimated total operating expenses relating to Navigator Shares would have been 1.90%, 0.80% and 2.70% of average net assets.

    For further information concerning the Fund's expenses, please see "The Fund's Management and Investment Advisers."

EXAMPLE

    The following example illustrates the expenses that you would pay on a $1,000 investment in Navigator Shares over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The Fund charges no redemption fees of any kind.

              1 Year         3 Years
             --------------------------
               $20             $63

    This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same over the time periods shown. The above table and the assumption in the example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. THE ASSUMED 5% ANNUAL RETURN IS NOT A PREDICTION OF, AND DOES NOT REPRESENT THE PROJECTED OR ACTUAL PERFORMANCE OF, NAVIGATOR SHARES OF THE FUND. THE ABOVE TABLE AND EXAMPLE SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The actual expenses attributable to Navigator Shares will depend upon, among other things, the level of average net assets, the levels of sales and redemptions of shares, the extent to which LMFA waives its fees and the extent to which Navigator Shares incur variable expenses, such as transfer agency costs.

PERFORMANCE INFORMATION

    From time to time the Fund may quote the TOTAL RETURN of a class of shares in advertisements or in reports or other communications to shareholders. A mutual fund's total return is a measurement of the overall change in value of an investment in the fund, including changes in share price and assuming reinvestment of dividends and other distributions. CUMULATIVE TOTAL RETURN shows the fund's performance over a specific period of time. AVERAGE ANNUAL TOTAL RETURN is the average annual compounded return that would have produced the same cumulative total return if the fund's performance had been constant over the entire period. Average annual returns, which differ from actual year-to-year results, tend to smooth out variations in a fund's returns. No adjustment is made for any income taxes payable by shareholders.

    The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    Performance figures reflect past performance only and are not intended to and do not indicate future performance.

    Although U.S. equity funds have grown significantly in recent years, the average long-term growth of general equity funds as reported by Lipper Analytical Services, Inc. over the last 25 years has been 13.2%, and some years have shown a net decline in value.

      INVESTMENT OBJECTIVES AND POLICIES

          The Fund's investment objective may not be changed without shareholder approval; however, except as otherwise noted, the investment policies of the Fund described below may be changed by the Fund's Board of Directors without a shareholder vote. There can be no assurance that the Fund will achieve its investment objective.

          MARKET NEUTRAL'S objective is long-term capital appreciation while minimizing exposure to general U.S. equity market volatility. Batterymarch will seek to achieve this objective primarily by purchasing equity securities that it believes to be undervalued, selling short equity securities that it believes to be overvalued, and coordinating the establishment of long and short positions in an effort to keep the portfolio neutral to general U.S. equity market volatility. The portfolio will be highly diversified and represent a broad sector of the market. Certain characteristics of the long positions as a whole (e.g., industry sector weighting, market capitalization, and dollar amounts) are expected to match the characteristics of the short positions as a whole. Accordingly, when the overall U.S. equity market declines, the value of the Fund would not be expected to decline unless its long and short positions behaved in a manner inconsistent with the expectation Batterymarch had for the relative movement of each. Similarly, the value of the Fund would not be expected to advance solely because the overall U.S. equity market advances; the Fund will advance if the stocks it holds long outperform the stocks it has sold short. For these purposes, the U.S. equity market consists of those equity securities listed on the New York Stock Exchange, the American Stock Exchange or NASDAQ.

          To meet margin requirements or redemptions, or pending investment, the Fund may also hold a portion of its assets in cash or short-term investments, including money market instruments.

          Proceeds from the Fund's short sales of equity securities will earn interest at a rate approximately equal to that of a 3-month U.S. Treasury bill ("T-bill"). The interest will contribute to the Fund's return. Although the Fund uses the T-bill as a benchmark, an investment in the Fund differs in most respects from an investment in a T-bill because T-bills, unlike the Fund, are backed by the full faith and credit of the United States, have a fixed rate of return and a short duration, and have no risk of losing capital and little or no potential for appreciation.

      TYPES OF INVESTMENTS AND ASSOCIATED RISKS:

STOCK SELECTION
          In an attempt to neutralize market risk, the Fund's portfolio will contain both long and short equity positions, with long positions generally matched to short positions within the same industry sector, in approximately equal dollar balance. Batterymarch will select portfolio securities based upon Batterymarch's multifactor stock selection model, which encompasses both quantitative and qualitative approaches and includes analysis of cash flow, earnings growth expectations, value and corporate signals. The stock selection model will be run frequently, ranking each stock in the investable universe of approximately 2,000 liquid stocks, in order to re-evaluate the long and short components of the portfolio, each of which consists of approximately 150 stocks.

INVESTMENT RISKS
          The Fund is newly organized and has no operating history prior to the date of this Prospectus. An investment in the Fund is subject to the risk that the stock selection model will fail to consider appropriately those factors that influence the Fund's exposure to market risk. In addition, even if the stock selection model properly considers the appropriate factors, Batterymarch may fail to establish or maintain long and short positions that have matching market characteristics (e.g., industry sector weighting, market capitalization and dollar amounts). To the extent that the market characteristics of the long and short positions do not match, the Fund will not be neutral to general U.S. equity market volatility, the Fund's positions will become speculative in nature, and the Fund's losses may exceed those of other mutual Funds. See "Short Sales," below.

          An investment in the Fund is also subject to the risk of poor stock selection by Batterymarch. For example, the stocks that Batterymarch buys may not outperform stocks that Batterymarch sells short, and thereby the Fund would not be successful in achieving its objective. Further, since Batterymarch will manage both long and short positions in approximately equal dollar balance, it is possible that the Fund's equity securities held long may decline in value at the same time the value of its equity securities sold short increases, thereby increasing the Fund's potential for loss. In such a case, the Fund's losses may exceed those of other mutual funds.

          The Fund will be different from many other funds, and will bear different risks, in that it will maintain substantial short positions in equity securities and will have high turnover of both its long and short positions, as described below.

SHORT SALES
          The Fund, as noted above, expects to sell securities short in order to fulfill the Fund's objective. When Batterymarch concludes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund terminates or closes out its short position by buying the same security. The Fund will realize a gain if the security declines in price between those dates. There can be no assurance that the Fund will be able to close out a short position at an acceptable time or price. The values of the Fund's short positions, in the aggregate, are expected to equal the values of its long positions in equity securities. It will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the Fund's net assets.

          There also is a risk that a borrowed security will need to be returned to the broker or other institution on short notice. If the request for the return of securities occurs at a time when other short sellers of the security are receiving similar requests, a "short squeeze" can occur, meaning that the Fund might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier. Further, because the Fund will attempt to remain market neutral, if the Fund must close out a short position at a time or price not of its choosing, it may also have to sell a corresponding long position at an unfavorable time or price in order to maintain market neutrality.

          Until the Fund replaces a borrowed security, it will maintain a segregated account with its custodian containing cash and liquid securities such that the amount deposited in the account plus any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with the broker or custodian, the Fund might not receive any payments (including interest) on collateral deposited with the broker or custodian.

          Rule 10a-1 under the Securities Exchange Act of 1934 ("Rule 10a-1") provides that exchange-traded shares can be sold short only at a price that is higher than the last trade or the same as the last trade price if that price is higher than the previous price. The requirements of Rule 10a-1 can delay, or in some cases prevent, execution of short sales, resulting in opportunity costs and increased exposure to market action. While it is Batterymarch's intention to maintain approximately equal dollar investments in the long and short components of its portfolio, market circumstances and Rule 10a-1 may prevent it from doing so from time to time. Batterymarch will generally attempt to execute short sales before taking offsetting long positions in order to reduce the risk of unequal long and short exposure.

          Possible losses from short sales differ from losses that could be incurred from a purchase of securities; losses from short sales may be unlimited, whereas losses from purchases of securities cannot exceed the total amount invested.

          Until the Fund replaces a borrowed security, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account) to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

PORTFOLIO TURNOVER
          The portfolio will likely experience very substantial turnover of securities and Batterymarch will not consider turnover in making its investment decisions. The rate of the Fund's portfolio turnover may vary significantly from time to time depending on economic and market volatility. Although the rate of portfolio turnover is difficult to predict, it is anticipated that under normal circumstances the annual portfolio turnover rate of the long and short components of the portfolio will each average from 500% to 700% per year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. High turnover could also involve an increased likelihood that the Fund will realize capital gains that are taxable when distributed to shareholders. To the extent that high portfolio turnover results in the realization of net short-term capital gains (that is, gains from positions held for not more than one year), distributions of those gains are taxed to shareholders at ordinary income tax rates rather than at more favorable long-term capital gain tax rates. It is anticipated that the Fund's capital gains, if any, will be short-term and therefore taxed at ordinary income tax rates when distributed to shareholders.

ADRS
          The Fund may invest in U.S. dollar-denominated American Depositary Receipts ("ADRs"), which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. By investing in ADRs rather than directly in a foreign issuer's stock, the Fund may avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs. The Fund has no current intention to invest in unsponsored ADRs.

OTHER
          When cash is temporarily available, or for temporary defensive purposes, the Fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities.

INVESTMENT LIMITATIONS
          The Fund has adopted certain fundamental investment limitations that, like its investment objective, can be changed only by a vote of the holders of a majority of the outstanding voting securities of the Fund. For these purposes a "vote of the holders of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of
      (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment limitations are set forth in the Statement of Additional Information under "Additional Information About Investment Limitations and Policies." Fund policies, unless described as fundamental, can be changed by action of its respective Board of Directors.

          The fundamental restrictions applicable to the Fund include a prohibition on investing 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry (with the exception of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto).

HOW TO PURCHASE AND REDEEM SHARES
          Institutional Clients of Fairfield may purchase Navigator Shares from Fairfield, the principal offices of which are located at 271 Dresher Road, Horsham, Pennsylvania 19044. Other investors eligible to purchase Navigator Shares may purchase them through a brokerage account with Legg Mason.

          Customers of certain Institutional Clients that maintain omnibus accounts with the Fund's transfer agent may obtain shares through those Institutions. Such Institutional Clients may receive payments from the Fund's distributor for account servicing, and may receive payments from their customers for other services performed. Investors otherwise eligible to purchase Navigator Shares can purchase them from Legg Mason without receiving or paying for such other services.

          Institutional Clients purchasing or holding Navigator Shares on behalf of their Customers are responsible for the transmission of purchase and redemption orders (and the delivery of funds) to the Fund on a timely basis.

      Purchase of Shares
          The minimum investment is $50,000 for the initial purchase of Navigator Shares of the Fund and $100 for each subsequent investment. The Fund may change these minimum amounts at its discretion. Institutional Clients may set different minimums for their Customers' investments in accounts invested in Navigator Shares.

          Share purchases will be processed at the net asset value next determined after Legg Mason or Fairfield has received your order; payment must be made within three business days to the selling organization. Orders received by Legg Mason or Fairfield before the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m. Eastern time) ("close of the Exchange") on any day the Exchange is open will be executed at the net asset value determined as of the close of the Exchange on that day. Orders received by Legg Mason or Fairfield after the close of the Exchange or on days the Exchange is closed will be executed at the net asset value determined as of the close of the Exchange on the next day the Exchange is open. See "How Net Asset Value is Determined."

          Certain institutions that have agreements with Legg Mason or the Fund may be authorized to accept purchase and redemption orders on their behalf. In that case, the Fund will be deemed to have received your purchase or redemption order when the authorized institution accepts the order, and your order will receive the next price calculated after the order has been accepted by the institution. You should consult with your institution to determine the time by which it must receive your order for you to purchase or redeem Fund shares at that day's price. It is the institution's responsibility to transmit your order to the Fund in a timely fashion.

          The Fund reserves the right to reject any order for its shares or to suspend the offering of shares for a period of time, or to waive any minimum investment requirements. In addition to Institutional Clients purchasing shares directly from Fairfield, Navigator Shares may be purchased through procedures established by Fairfield in connection with requirements of Customer Accounts of various Institutional Clients.

          No sales charge is imposed by the Fund in connection with the purchase of Navigator Shares. Depending upon the terms of a particular Customer Account, however, Institutional Clients may charge their Customers fees for automatic investment and other cash management services provided in connection with investments in the Fund. Information concerning these services and any applicable charges will be provided by the Institutional Clients. This Prospectus should be read by Customers in connection with any such information received from the Institutional Clients. Any such fees, charges or other requirements imposed by an Institutional Client upon its Customers will be in addition to the fees and requirements described in this Prospectus.

      Redemption of Shares
          Shares may ordinarily be redeemed by a shareholder via telephone, in accordance with the procedures described below. However, Customers of Institutional Clients wishing to redeem shares held in Customer Accounts at the Institution may redeem only in accordance with instructions and limitations pertaining to their Account at the Institution.

          Fairfield clients can make telephone redemption requests by calling Fairfield at 1-800-441-3885. Legg Mason clients should call their financial advisor at 1-800-822-5544. Callers should have available the number of shares (or dollar amount) to be redeemed and their account number.

          Orders for redemption received by Legg Mason or Fairfield before the close of the Exchange, on any day when the Exchange is open, will be transmitted to Boston Financial Data Services ("BFDS"), transfer agent for the Fund, for redemption at the net asset value per share determined as of the close of the Exchange on that day. Requests for redemption received by Legg Mason or Fairfield after the close of the Exchange will be executed at the net asset value determined as of the close of the Exchange on its next trading day. A redemption request received by Legg Mason or Fairfield may be treated as a request for repurchase and, if it is accepted by Legg Mason, your shares will be purchased at the net asset value per share determined as of the next close of the Exchange. See above for information on pricing of redemptions made through certain institutions having agreements with Legg Mason or the Fund.

          Shareholders may have their telephone redemption requests paid by a direct wire to a domestic commercial bank account previously designated by the shareholder, or mailed to the name and address in which the shareholder's account is registered. Such payments will normally be transmitted on the next business day following receipt of a valid request for redemption. The proceeds of redemption or repurchase may be more or less than the original cost. If the shares to be redeemed or repurchased were paid for by check (including certified or cashier's checks) within 10 business days of the redemption or repurchase request, the proceeds may not be disbursed unless the Fund can be reasonably assured that the check has been collected.

          To the extent permitted by law, the Fund reserves the right to take up to seven days to make payment upon redemption if, in the judgment of the adviser, the Fund could be adversely affected by immediate payment. (The Statement of Additional Information describes several other circumstances in which the date of payment may be postponed or the right of redemption suspended.)

          The Fund will not be responsible for the authenticity of redemption instructions received by telephone, provided it follows reasonable procedures to identify the caller. The Fund may request identifying information from callers or employ identification numbers. The Fund may be liable for losses due to unauthorized or fraudulent instructions if it does not follow reasonable procedures. Telephone redemption privileges are available automatically to all shareholders unless certificates have been issued. Shareholders who do not wish to have telephone redemption privileges should call their financial advisor for further instructions.

          Because of the relatively high cost of maintaining small accounts, the Fund may elect to close any account with a current value of less than $500 by redeeming all of the shares in the account and mailing the proceeds to the investor. However, the Fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share. If the Fund elects to redeem the shares in an account, the investor will be notified that the account is below $500 and will be allowed 60 days in which to make an additional investment in order to avoid having the account closed. Each Institutional Client may establish its own minimum account size for investors using its services.

HOW SHAREHOLDER ACCOUNTS ARE MAINTAINED
          A shareholder account is established automatically for each investor. Any shares the investor purchases or receives as a dividend or other distribution will be credited directly to the account at the time of purchase or receipt. Shares may not be held in, or transferred to, an account with any brokerage firm that does not have an agreement with Legg Mason or Fairfield. The Fund does not issue share certificates.

          Navigator Shares sold to Institutional Clients acting in a fiduciary, advisory, custodial or other similar capacity on behalf of persons maintaining Customer Accounts at Institutional Clients will normally be held of record by the Institutional Clients. Therefore, in the context of Institutional Clients, references in this Prospectus to shareholders mean the Institutional Clients rather than their Customers.

HOW NET ASSET VALUE IS DETERMINED
          Net asset value per Navigator Share of the Fund is determined daily as of the close of the Exchange, on every day that the Exchange is open, by subtracting the liabilities attributable to Navigator Shares from the total assets attributable to such shares and dividing the result by the number of Navigator Shares outstanding. Securities owned by the Fund or sold short by the Fund for which market quotations are readily available are valued at current market value. In the absence of readily available market quotations, securities are valued at fair value as determined by the Fund's Board of Directors. Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

DIVIDENDS AND OTHER DISTRIBUTIONS
          The Fund declares dividends to holders of Navigator Shares out of its investment company taxable income (which generally consists of net investment income and any net short-term capital gain) quarterly. Dividends from any net short-term capital gains are paid annually. The Fund also distributes substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss) after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of the excise tax described under the heading "Additional Tax Information" in the Statement of Additional Information. Navigator Shares held by qualified retirement plans generally receive dividends and other distributions in additional shares. Other shareholders may elect to:

          1. Receive both dividends and other distributions in Navigator Shares;

          2. Receive dividends in cash and other distributions in Navigator Shares;

          3. Receive dividends in Navigator Shares and other distributions in cash; or

          4. Receive both dividends and other distributions in cash.

          If a shareholder has elected to receive dividends and/or other distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional Navigator Shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

          In certain cases, shareholders may reinvest dividends and other distributions in shares of another Navigator fund. Please contact a financial advisor for additional information about this option.

          If no election is made, both dividends and other distributions are credited to the Institutional Client's account in Navigator Shares at the net asset value of the shares determined as of the close of the Exchange on the reinvestment date. Shares received pursuant to any of the first three (reinvestment) elections above also are credited to your account at that net asset value. If an investor elects to receive dividends and/or other distributions in cash, a check will be sent. Investors purchasing through Fairfield may elect at any time to change the distribution option by notifying the Fund in writing at: Navigator Market Neutral Trust, c/o Fairfield Group, Inc., 271 Dresher Road, Horsham, Pennsylvania 19044. Those purchasing through Legg Mason should write to:
      Navigator Market Neutral Trust, c/o Legg Mason Funds Processing, P.O. Box 1476, Baltimore, Maryland 21203-1476. An election must be received at least 10 days before the record date in order to be effective for dividends and other distributions paid to shareholders as of that date.

TAX TREATMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS
          The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of federal income tax on that part of its investment company taxable income and net capital gain that it distributes to its shareholders.

          Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in Navigator Shares) are taxable to their shareholders (other than qualified retirement plans and other tax-exempt investors) as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or reinvested in Navigator Shares), when designated as such, are taxable to those shareholders as long-term capital gain, regardless of how long they have held their Fund shares. The maximum tax rate applicable to a noncorporate taxpayer's net capital gain recognized on capital assets held for more than one year is 20% (10% for taxpayers in the 15% marginal tax bracket). In the case of a regulated investment company such as the Fund, the relevant holding period is determined by how long the Fund has held the portfolio security on which the gain was realized, not by how long you have held your Fund shares. See the discussion of portfolio turnover and tax consequences on page 6.

          The Fund will send its shareholders a notice following the end of each calendar year specifying, among other things, the amounts of all dividends and other distributions paid (or deemed paid) during that year. The notice will tell you what portion of the capital gain falls into each of the different tax rate categories mentioned above.

          A redemption of Navigator Shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Navigator Shares for shares of any other Navigator fund generally will have similar tax consequences. See "Shareholder Services -- Exchange Privilege," below. If Fund shares are purchased within 30 days before or after redeeming at a loss other shares of the same Fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.

          A dividend or other distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income tax. Accordingly, an investor should recognize that a purchase of Navigator Shares immediately prior to the record date for a dividend or other distribution could cause the investor to incur tax liabilities and should not be made solely for the purpose of receiving the dividend or other distribution.

          The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for a further discussion. In addition to federal income tax, an investor may also be subject to state, local or foreign taxes on distributions from the Fund, depending on the laws of its home state and locality. Prospective shareholders are urged to consult their tax advisers with respect to the effects of this investment on their own tax situations.

SHAREHOLDER SERVICES

CONFIRMATIONS AND REPORTS
          Every shareholder of record will receive a confirmation of each new share transaction with the Fund. In addition, Legg Mason clients will receive a monthly statement, which will also show the total number of shares being held in safekeeping by the Fund's transfer agent for the account of the shareholder.

          Confirmations for each purchase and redemption transaction (except a reinvestment of dividends or other distributions) of Navigator Shares made by Institutional Clients acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of persons maintaining Customer Accounts at Institutional Clients will be sent to the Institutional Client by the transfer agent. Beneficial ownership of shares by Customer Accounts will be recorded by the Institutional Client and reflected in the regular account statements provided by them to their Customers.

          Reports will be sent to the Fund's shareholders at least semiannually showing its portfolio and other information; the annual report for the Fund will contain financial statements audited by its independent accountants.

          Shareholder inquiries should be addressed to "Navigator Market Neutral Trust, c/o Legg Mason Funds Processing, P.O. Box 1476, Baltimore, Maryland 21203-1476," or "Navigator Market Neutral Trust, c/o Fairfield Group, Inc., 271 Dresher Road, Horsham, Pennsylvania 19044."

EXCHANGE PRIVILEGE
          Holders of Navigator Shares are entitled to exchange them for the corresponding class of shares of any of the Legg Mason funds including the Legg Mason Cash Reserve Trust, provided the shares to be acquired are eligible for sale under applicable state securities laws.

          Investments by exchange into other Navigator funds are made at the per share net asset value next determined on the same business day as redemption of the Fund shares you wish to exchange. To obtain further information concerning the exchange privilege and prospectuses of other Navigator funds, or to make an exchange, please contact your financial advisor. To effect an exchange by telephone, please call your financial advisor with the information described in the section "How to Purchase and Redeem Shares," page 16. The other factors relating to telephone redemptions described in that section apply also to telephone exchanges. Please read the prospectus for the other fund(s) carefully before you invest by exchange. The Fund reserves the right to modify or terminate the exchange privilege upon 60 days' notice to shareholders. Some Institutional Clients may not offer all of the Navigator Funds for exchange.

THE FUND'S MANAGEMENT AND INVESTMENT ADVISERS

BOARD OF DIRECTORS
          The business and affairs of the Fund are managed under the direction of its Board of Directors.

MANAGEMENT AGREEMENT
          The Fund has a management agreement with LMFA which was approved by the Fund's Board of Directors ("Management Agreement"). Under the Management Agreement, LMFA is obligated to provide the Fund with investment management and administrative services, and to oversee the Fund's relationships with outside service providers, such as the custodian, transfer agent, accountants, and lawyers.

          For services under the Management Agreement, LMFA receives a fee from the Fund, calculated daily and payable monthly, at an annual rate of 1.90% of its average daily net assets.

ADVISORY AGREEMENT
          LMFA has entered into an investment advisory agreement with Batterymarch to provide investment advisory services to the Fund. Batterymarch has the responsibility for making all investment decisions and placing all orders to buy or sell a particular security.

          Under its Advisory Agreement, Batterymarch receives an advisory fee from LMFA, computed daily and paid monthly, at an annual rate equal to 78.9% of the fee received by LMFA, or 1.50% of the Fund's average daily net assets, adjusted for any fee waivers, as discussed below.

FEE WAIVERS
          LMFA has agreed to waive its fees in any month to the extent the Fund's expenses related to Navigator Shares (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month an annual rate of 2.00% of average daily net assets attributable to Navigator
      Shares until July 31, 1999.

          This agreement is voluntary and may be terminated by LMFA at any time. The Fund pays all its other expenses which are not assumed by LMFA.

NAVIGATOR SHARES EXPENSE RATIOS
          As of the date of this Prospectus, the Fund has not yet begun operations. In addition to management and distribution fees, the Fund will be responsible for interest, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, compensation of the independent directors, legal and audit expenses, insurance expenses, shareholder meetings, proxy solicitations, expenses of registering and qualifying Fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with industry organizations.

LMFA
          LMFA acts as adviser or manager to eighteen investment company portfolios which had aggregate assets under management of approximately
      $       billion as of June 30, 1998. LMFA's address is 100 Light Street,
      Baltimore, Maryland 21202.

BATTERYMARCH
          Batterymarch acts as investment adviser to institutional accounts, such as corporate pension plans, mutual Funds and endowment Funds, as well as to individual investors. Batterymarch's aggregate assets under management totalled approximately $ billion as of June 30, 1998. Batterymarch's address is 200 Clarendon Street, Boston, Massachusetts 02116.

          LMFA and Batterymarch are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

PORTFOLIO MANAGEMENT
          Batterymarch investment teams are responsible for the day-to-day management of the Fund.

BROKERAGE
          The Fund may use Legg Mason, among others, as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution.

YEAR 2000
          Like other mutual funds and other financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by LMFA, other service providers and entities with computer systems that are linked to Fund records do not accurately process and calculate date sensitive information after January 1, 2000. This is commonly referred to as the "Year 2000 Issue." Calculating net asset value, redeeming shares, delivering account statements and providing other information to shareholders are all functions that are performed by computer. LMFA is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems it uses and to obtain satisfactory assurances that each of the Fund's other major service providers will continue to provide services without interruption. However, there can be no certainty that these steps will be sufficient to avoid any adverse impact on the Fund.

          The companies in which the Fund invests also could be adversely affected by the Year 2000 Issue. While many companies are taking steps to address the Year 2000 Issue, there can be no assurance that these steps will be sufficient to avoid adverse impact. LMFA endeavors to obtain information on this problem, but it is difficult to assess accuracy or completeness, or potential impact on portfolio companies if their suppliers suffer from the problem.

THE FUND'S DISTRIBUTOR
          Legg Mason, a wholly owned subsidiary of Legg Mason, Inc., is the distributor of the Fund's shares pursuant to an Underwriting Agreement. The Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with the offering of shares, including any compensation to its financial advisors, the printing and distribution of prospectuses, statements of additional information and periodic reports used in connection with the offering to prospective investors, after the prospectuses, statements of additional information and reports have been prepared, set in type and mailed to existing shareholders at the Fund's expense, and for any supplementary sales literature and advertising costs. Legg Mason also assists BFDS with certain of its duties as transfer agent and will be paid by BFDS for this service.

          Fairfield, a wholly owned subsidiary of Legg Mason, Inc., is a registered broker-dealer with principal offices located at 200 Gibraltar Road, Horsham, Pennsylvania 19044. Fairfield may sell Navigator Shares pursuant to a Dealer Agreement with the Fund's Distributor, Legg Mason. Legg Mason and LMFA may make payments out of their own assets to Fairfield or others to support the distribution of Navigator Shares and shareholder servicing.

          The President and Treasurer of the Fund are employed by Legg Mason.

DESCRIPTION OF THE CORPORATION AND ITS SHARES
          The Corporation was established as a Maryland corporation on August 5, 1998. The Articles of Incorporation of the Corporation authorize issuance of 450 million shares of par value $.001 per share of the Fund. The Corporation may issue additional series of shares. The Fund currently offers two Classes of Shares -- Class A (known as "Primary Shares") and Class Y (known as "Navigator Shares"). The two Classes represent interests in the same pool of assets. A separate vote is taken by a Class of Shares of the Fund if a matter affects just that Class of Shares. Each Class of Shares may bear certain differing Class-specific expenses and sales charges, which may affect performance.

          Investors may obtain more information concerning the Primary Class from their financial advisor or by calling 1-800-822-5544.

          The Board of Directors of the Fund does not anticipate that there will be any conflicts among the interests of the holders of the different Classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

          Shareholders of the Fund are entitled to one vote per share and fractional votes for fractional shares held. Voting rights are not cumulative. All shares of the Fund are fully paid and nonassessable and have no preemptive or conversion rights.

          Shareholders' meetings will not be held except where the Investment Company Act of 1940 requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and approval of a plan of distribution pursuant to Rule 12b-1). The Fund will call a special meeting of the shareholders at the request of 10% or more of the shares entitled to vote; shareholders wishing to call such a meeting should submit a written request to the Fund at 100 Light Street, Baltimore, Maryland 21202, stating the purpose of the proposed meeting and the matters to be acted upon. The address of BFDS is P.O. Box 953, Boston, Massachusetts 02103.

                      LEGG MASON LIGHT STREET TRUST, INC.:
                        LEGG MASON MARKET NEUTRAL TRUST

                      PRIMARY SHARES AND NAVIGATOR SHARES

                      STATEMENT OF ADDITIONAL INFORMATION

                           [            ] 1, 1998

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for Primary Shares or for Navigator Shares (both dated [ ] 1, 1998), as appropriate, which have been filed with the Securities and Exchange Commission ("SEC"). Copies of the Prospectuses are available without charge from the Fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), at (410) 539-0000.

         The LEGG MASON MARKET NEUTRAL TRUST ("Market Neutral" or "Fund"), a separate series of the Legg Mason Light Street Trust, Inc., an open-end investment company ("Trust"), is a mutual fund seeking capital appreciation while minimizing exposure to general equity market risk. It seeks to achieve its objective primarily by investing in a highly diversified portfolio of long and short positions in U.S. equity securities. It establishes long positions in equity securities that its adviser, Batterymarch Financial Management, Inc. ("Batterymarch" or "Adviser"), has identified as undervalued and establishes short positions in equity securities that Batterymarch has identified as overvalued.

         Shares of Navigator Market Neutral ("Navigator Shares") represent interests in Market Neutral that are currently offered for sale only to institutional clients of the Fairfield Group, Inc. ("Fairfield") for investment of their own monies and monies for which they act in a fiduciary capacity, to clients of Legg Mason Trust Company ("Trust Company") for which Trust Company exercises discretionary investment management responsibility (such institutional investors are referred to collectively as "Institutional Clients" and accounts of the customers with Institutional Clients ("Customers") are referred to collectively as "Customer Accounts"), to qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million, and to any qualified retirement plans of Legg Mason, Inc. or of any of its affiliates. The Navigator Class of Shares may not be purchased by individuals directly, but Institutional Clients may purchase shares for Customer Accounts maintained for individuals.

         The Primary Class of shares of Market Neutral ("Primary Shares") is offered for sale to all other investors and may be purchased directly by individuals.

         Navigator and Primary Shares of Market Neutral are sold and redeemed without any purchase or redemption charge, although institutions may charge their Customer Accounts for services provided in connection with the purchase or redemption of Navigator Shares. The Fund pays management fees to LMFA. Primary Shares pay a 12b-1 distribution fee, but Navigator Shares pay no distribution fees. See "The Fund's Distributor."

                             LEGG MASON WOOD WALKER,
                                  INCORPORATED
--------------------------------------------------------------------------------
                         100 LIGHT STREET, P.O. BOX 1476
                         BALTIMORE, MARYLAND 21203-1476
                          (410) 539-0000 (800) 822-5544

        ADDITIONAL INFORMATION ABOUT INVESTMENT LIMITATIONS AND POLICIES

         In addition to the investment objective of the Fund described in the Prospectus, the Fund has adopted certain fundamental investment limitations that cannot be changed except by vote of its shareholders. The Fund may not:

         1. Borrow money, except from banks for temporary purposes, in an aggregate amount not to exceed 10% of the value of the total assets of the Fund at the time of borrowing; short sales and related borrowings of securities are not subject to this restriction (although not a fundamental policy subject to shareholder approval, the Fund will not purchase securities if borrowings exceed 5% of its total assets);

         2. Purchase securities on "margin", except for short-term credits necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with the use of futures contracts and options on futures contracts;

         3. Invest 25% or more of its total assets (taken at market value) in any one industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto;

         4. Purchase or sell commodities and commodity contracts, but this limitation shall not prevent the Fund from purchasing or selling options and futures contracts;

         5. Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

         6. Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans;

         7. Purchase or sell real estate, except that the Fund may invest in securities collateralized by real estate or interests therein or in securities issued by companies that invest in real estate or interests therein (as a non-fundamental policy changeable without a shareholder vote, the Fund will not purchase or sell interests in real estate limited partnerships);

         8. Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of the Fund's net assets would be
(a) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (b) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation; or

         9. Issue senior securities, except as permitted under the Investment Company Act of 1940 ("1940 Act").

         The foregoing limitations may be changed by "the vote of a majority of the outstanding voting securities" of the Fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present, or (b) of more than 50% of the outstanding voting securities of the Fund, whichever is less.

         Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth above is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of the Fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation.

         Unless otherwise stated, the investment policies and limitations contained in this Statement of Additional Information are not fundamental, and can be changed without shareholder approval.

Illiquid Securities

         The Fund may invest up to 10% of its net assets in illiquid securities. For this purpose, "illiquid securities" are those that cannot be disposed of within seven days for approximately the price at which the Fund values the security. Illiquid securities include repurchase agreements with terms of greater than seven days and restricted securities other than those the adviser has determined are liquid pursuant to guidelines established by the Fund's Board of Directors.

         Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the Securities Act of 1933, or pursuant to an exemption from registration. The Fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

         SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The investment adviser to the Fund, acting pursuant to guidelines established by the Fund's Board of Directors, may determine that certain restricted securities qualified for trading on this newly developing market are liquid. If the market does not develop as anticipated, restricted securities in the Fund's portfolio may adversely affect the Fund's liquidity.

Convertible Securities

         A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

         The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

         Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality. Moody's describes securities rated Ba as having "speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

         If an investment grade security purchased by the Fund is subsequently given a rating below investment grade, Batterymarch will consider that fact in determining whether to retain that security in the Fund's portfolio, but is not required to dispose of it.

Portfolio Lending

         The Fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements. The Fund presently does not intend to lend more than 5% of its portfolio securities at any given time.

Repurchase Agreements

         A repurchase agreement is an agreement under which either U.S. government obligations or high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the Fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The Fund will enter into repurchase agreements only with financial institutions determined by the adviser to present minimal risk of default during the term of the agreement based on guidelines established by the Fund's Board of Directors.

         Repurchase agreements are usually for periods of one week or less, but may be for longer periods. The Fund will not enter into repurchase agreements of more than seven days' duration if more than 10% of net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund could be delayed or limited. However, the Fund has adopted standards for the parties with whom it may enter into repurchase agreements, including monitoring by the Fund's adviser of the creditworthiness of such parties which the Fund's Board of Directors believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

         When the Fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to 102% of the amount of the repurchase agreement (or 100%, if the securities obtained are U.S. Treasury bills, notes or bonds). Such securities will be held by a custodian bank or an approved securities depository or book-entry system.

                           ADDITIONAL TAX INFORMATION

         The following is a general summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any federal, state or local taxes that might be applicable to them.

General

         The Fund intends to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"). In order to do so, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus any net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

         The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and Other Distributions

         Dividends and other distributions declared by the Fund in December of any year and payable to its shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the shareholders on December 31 if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund for the taxable year from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) made by the Fund do not qualify for the dividends-received deduction.

         If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares.

Other

         If the Fund has an "appreciated financial position" - generally, an interest (including an interest through a short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that the gain will be recognized at that time. A constructive sale generally consists of a short sale entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Fund offers two classes of shares, known as Primary Shares and Navigator Shares. Primary Shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason. Navigator Shares are currently offered for sale only to Institutional Clients, to qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million, and to any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates. Navigator Shares may not be purchased by individuals directly, but Institutional Clients may purchase shares for Customer Accounts maintained for individuals. Primary Shares are available to all other investors.

Future First Systematic Investment Plan and Transfer of Funds from Financial Institutions

         If you invest in Primary Shares, the Prospectus for those shares explains that you may buy Primary Shares through the Future First Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Primary Shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the Fund's transfer agent, to transfer funds each month from your Legg Mason account or from your checking account to be used to buy Primary Shares at the per share net asset value determined on the day the funds are sent from your bank. You will receive a quarterly account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty. Forms to enroll in the Future First Systematic Investment Plan are available from any Legg Mason or affiliated office.

         Investors in Primary Shares may also buy Primary Shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow the investor, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the Fund to:

                      Legg Mason Wood Walker, Incorporated
                                Funds Processing
                                 P.O. Box 1476
                         Baltimore, Maryland 21203-1476

If the investor's check is not honored by the institution it is drawn on, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's shareholder account.

Systematic Withdrawal Plan

          If you own Primary Shares with a net asset value of $5,000 or more, you may also elect to make systematic withdrawals from your Fund account of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. The Systematic Withdrawal Plan is not currently available for shares held in an Individual Retirement Account ("IRA"), Simplified Employee Pension Plan ("SEP"), Savings Incentive Match Plan for Employees ("SIMPLE") or other qualified retirement plan. You may change the monthly amount to be paid to you without charge not more than once a year by notifying Legg Mason or the affiliate with which you have an account. Redemptions will be made at the Primary Shares' net asset value per share determined as of the close of regular trading of the New York Stock Exchange ("Exchange") (normally 4:00 p.m., eastern time) ("close of the Exchange") on the first day of each month. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and other distributions on all Primary Shares in your account must be automatically reinvested in Primary Shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The Fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

         Ordinarily, you should not purchase additional shares of the Fund if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. The Fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

Other Information Regarding Redemption

         The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended, by the Fund or its distributor except (i) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the Fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the Fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         The Fund reserves the right, under certain conditions, to honor any request or combination of requests for redemption from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The Fund does not redeem "in kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the Fund's shareholders as a whole.

                            VALUATION OF FUND SHARES

         Net asset value of the Fund share is determined daily for each Class as of the close of the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that

Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange or the NASDAQ Stock Market securities are normally valued at last sale prices. Other over-the-counter securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at amortized cost. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined by or under the direction of the Fund's Board of Directors. Premiums received on the sale of call options are included in the net asset value of each Class, and the current market value of options sold by the Fund will be subtracted from net assets of each Class.

                            PERFORMANCE INFORMATION

General

         From time to time each Fund may compare the performance of a Class of to the performance of other investment companies, groups of investment companies, various market indices, the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions are not indicative of the performance of the Fund.

         From time to time, the total return of the fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Total Return Calculations

         Average annual total return quotes used in the Fund's advertising and other promotional materials ("Performance Advertisements") are calculated separately for each Class according to the following formula:

                 n
           P(1+T)  =      ERV

where:     P                    =    a hypothetical initial payment of $1,000
           T                    =    average annual total return
           n                    =    number of years
           ERV                  =    ending redeemable value of a
                                     hypothetical $1,000 payment made at
                                     the beginning of that period

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

         The Fund may also cite rankings and ratings, and compare the return of a Class with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc.,

Wiesenberger Investment Company Services, Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. The Fund may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY Magazine, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL, and THE NEW YORK TIMES.

         The Fund may compare the investment return of a Class to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, Fund shares are not insured, the value of Fund shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each Class of Shares will vary.

         Fund advertisements may reference the history of the distributor and its affiliates, the education and experience of the portfolio manager, and the fact that the portfolio manager engages in market neutral investing. With market neutral investing, the Adviser establishes long positions in those securities it believes to be undervalued in relation to the long-term earning power or asset value of their issuers and establishes a similar dollar amount of short positions in equity securities that it believes to be overvalued. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting the issuer of the security. The Adviser believes that the securities of sound, well-managed companies that may be temporarily out of favor due to earnings declines or other adverse developments are likely to provide a greater total return than securities with prices that appear to reflect anticipated favorable developments and that are therefore subject to correction should any unfavorable developments occur.

         In advertising, the Fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The Fund may use other recognized sources as they become available.

         The Fund may use data prepared by Ibbotson Associates of Chicago, Illinois ("Ibbotson") to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Ibbotson relies on different indices to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         The Fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         The Fund may also include in advertising biographical information on key investment and managerial personnel.

         The Fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through periods of low price levels.

         The Fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of more than $[ ] billion as of June 30, 1998.

         In advertising, the Fund may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

                 TAX-DEFERRED RETIREMENT PLANS - PRIMARY SHARES

         In general, income earned through the investment of assets of qualified retirement plans is not taxed to the beneficiaries of such plans until the income is distributed to them. Primary Share investors who are considering establishing an IRA, SEP, SIMPLE or other qualified retirement plan should consult their attorneys or other tax advisers with respect to individual tax questions. The option of investing in these plans with respect to Primary Shares through regular payroll deductions may be arranged with a Legg Mason or affiliated financial advisor and your employer. Additional information with respect to these plans is available upon request from Financial Advisor or Service Provider.

         TRADITIONAL IRA. Certain Primary Share investors may obtain tax advantages by establishing IRAs. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant and your adjusted gross income does not exceed a certain level, then each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your earned income or $2,000. A married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that the contribution to either does not exceed $2,000. If your employer's plan qualifies as a SARSEP, permits voluntary contributions and meets certain other requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

         Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Primary Shares through non-deductible IRA contributions, up to certain limits, because all dividends and other distributions on your Fund shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than the end of the taxable year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or certain other situations.

         ROTH IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $2,000 per tax year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000 (or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional IRAs may be converted to a Roth IRA;

these rollover distributions and conversions are, however, subject to federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

         EDUCATION IRA. Although not technically for retirement savings, an Education IRA provides a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to an Education IRA, provided that no more than the maximum amount allowable under current law (currently $500) may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or transferred to an Education IRA of a qualified family member).

Simplified Employee Pension Plan -- SEP

         Legg Mason makes available to corporate and other employers a SEP for investment in Primary Shares.

Savings Incentive Match Plan for Employees - SIMPLE

         An employer with no more than 100 employees that does not maintain another retirement plan instead may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans, will allow certain employees to make elective contributions of up to $6,000 per year and will require the employer to make either matching contributions up to 3% of each such employee's salary or a 2% nonelective contribution.

         Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Primary Share investors should consult their plan administrator or tax advisor for further information.

                    THE CORPORATION'S DIRECTORS AND OFFICERS

         The Fund's officers are responsible for the operation of the Fund under the direction of the Board of Directors. The officers and directors of the Fund and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are "interested persons" of the Fund as defined by the 1940 Act. The business address of each officer and director is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

         JOHN F. CURLEY, JR.* [7/24/39], Chairman of the Board and Director; Retired Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated; Chairman of the Board and Director of three Legg Mason funds; Chairman of the Board, President and Trustee of one Legg Mason fund; Chairman of the Board and Trustee of one Legg Mason fund. Formerly: Director of Legg Mason Fund Adviser, Inc. and Western Asset Management Company (each a registered investment adviser); Officer and/or Director of various other affiliates of Legg Mason, Inc.

     RICHARD G. GILMORE [6/9/27], Director; 948 Kennett Way, West Chester, Pennsylvania. Independent Consultant. Director of CSS Industries, Inc. (diversified holding company whose subsidiaries are engaged in the manufacture and sale of decorative paper products, business forms, and specialty metal packaging); Director of PECO Energy Company (formerly Philadelphia Electric Company); Director/Trustee of five other Legg Mason funds. Formerly: Senior Vice President and Chief Financial Officer of Philadelphia Electric Company (now PECO Energy Company); Executive Vice President and Treasurer, Girard Bank, and Vice President of its parent holding company, the Girard Company; and Director of Finance, City of Philadelphia.

        CHARLES F. HAUGH [12/27/25], Director; 14201 Laurel Park Drive, Suite 104, Laurel, Maryland. Real Estate Developer and Investor; President and Director of Resource Enterprises, Inc. (real estate brokerage); Chairman of Resource Realty LLC (management of retail and office space); Partner in Greater Laurel Health Park Ltd. Partnership (real estate investment and development); Director/Trustee of five other Legg Mason funds.

        ARNOLD L. LEHMAN [7/18/44], Director; Director of the Brooklyn Museum of Art; Director/Trustee of five other Legg Mason funds. Formerly: Director of the Baltimore Museum of Art.

        JILL E. McGOVERN [8/29/44], Director; 400 Seventh Street NW, Washington, DC. Chief Executive Officer of the Marrow Foundation. Director/Trustee of five other Legg Mason funds. Formerly: Executive Director of the Baltimore International Festival (January 1991 - March 1993); and Senior Assistant to the President of The Johns Hopkins University (1986-1991).

        T. A. RODGERS [10/22/34], Director; 2901 Boston Street, Baltimore, Maryland. Principal, T. A. Rodgers & Associates (management consulting); Director/Trustee of five other Legg Mason funds. Formerly: Director and Vice President of Corporate Development, Polk Audio, Inc. (manufacturer of audio components).

        EDWARD A. TABER, III* [8/25/43], President and Director; Senior Executive Vice President of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.; Vice Chairman and Director of Legg Mason Fund Adviser, Inc.; President and/or Director/Trustee of four Legg Mason funds.

         The executive officers of the Funds, other than those who also serve as directors, are:

         MARIE K. KARPINSKI* [1/1/49], Vice President and Treasurer; Treasurer of the Adviser; Vice President and Treasurer of six other Legg Mason funds; Vice President of Legg Mason.

         KATHI D. BAIR* [12/15/64], Secretary; Secretary/Assistant Treasurer of five other Legg Mason funds.

         SUSAN L. SILVA* [3/29/67], Assistant Secretary; Assistant Secretary of one other Legg Mason fund; employee of Legg Mason since January 1994.

         The Nominating Committee of the Board of Directors is responsible for the selection and nomination of disinterested directors. The Committee is composed of Messrs. Haugh, Gilmore, Lehman, Rodgers and Dr. McGovern.

         Officers and directors of the Fund who are "interested persons" of the Fund receive no salary or fees from the Fund. Each Director who is not an interested person of the Fund ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the Fund at

December 31, of the previous year.

                     THE FUND'S INVESTMENT ADVISER/MANAGER

         LMFA, a Maryland Corporation, is located at 100 Light Street, Baltimore, Maryland 21202. LMFA is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason and Batterymarch. LMFA serves as manager to the Fund under a management agreement ("Management Agreement"). The Management Agreement was approved by the Fund's sole shareholder on [ ], 1998.

         The Management Agreement provides that, subject to overall direction by the Fund's Board of Directors, LMFA oversees the investment and other affairs of the Fund. LMFA is obligated to (a) furnish the Fund with office space and executive and other personnel necessary for the operation of the Fund; (b) supervise all aspects of the Fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the Fund's shareholders;
(d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the Fund's officers and directors. LMFA and its affiliates pay all compensation of directors and officers of the Fund who are officers, directors or employees of LMFA. The Fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, each Fund's distributor, compensation of the independent directors, organizational expenses, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying Fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The Fund also is liable for such nonrecurring expenses as may arise, including litigation to which it may be a party. The Fund may also have an obligation to indemnify its directors and officers with respect to litigation.

         LMFA receives for its services to the Fund a management fee, calculated daily and payable monthly at an annual rate of 1.90% of the average daily net assets of the Fund. LMFA has agreed to waive its fees for expenses related to Primary Shares (exclusive of taxes, interest, brokerage and extraordinary expenses) in excess of 3.00% of average net assets attributable to Primary Shares until July 31, 1999. LMFA has agreed to waive its fees for expenses related to Navigator Shares (exclusive of taxes, interest, brokerage and extraordinary expenses) in excess of 2.00% of average net assets attributable to Navigator Shares until July 31, 1999.

         Under the Management Agreement, the Fund has the non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn in writing by LMFA.

         Batterymarch, 200 Clarendon Street, Boston, Massachusetts 02116, an affiliate of Legg Mason, serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement dated [ ], between Batterymarch and LMFA ("Advisory Agreement"). The Advisory Agreement was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as that term is defined in the 1940 Act) of the Corporation, Batterymarch or LMFA, on August 7, 1998. The Advisory Agreement was approved by
Legg Mason Fund Adviser, Inc., as the Fund's sole shareholder, on [          ],
1998.

         Under the Advisory Agreement, Batterymarch is responsible, subject to the general supervision of LMFA and the Corporation's Board of Directors, for the actual management of the Fund's assets, including responsibility for making all decisions and placing all orders to buy, sell or hold a particular security. For Batterymarch's services to the Fund, LMFA (not the Fund) pays Batterymarch a fee, computed daily and payable monthly, at an annual rate equal to 1.50% of the Fund's average daily net assets, or 78.9% of the fee received by LMFA from the Fund, net of any waivers by LMFA.

         Under the Advisory Agreement and Management Agreement, LMFA and Batterymarch will not be liable for any error of judgment or mistake of law or for any loss by the Fund in connection with the performance of the Advisory Agreement or Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective Agreement.

         The Advisory Agreement and Management Agreement terminate automatically upon assignment and are terminable at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by LMFA and Batterymarch, on not less than 60 days' notice to the other party to the Agreement, and may be terminated immediately upon the mutual written consent of all parties to the Agreement.

         To mitigate the possibility that the Fund will be affected by personal trading of employees, the Corporation and LMFA have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into advance possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation.

         Under the Advisory Agreement with the Fund, the Adviser is responsible for the execution of the Fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions to brokers who provide research and analysis. The Fund may not always pay the lowest commission or spread available. Rather, in placing orders for the Fund the Adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), and any risk assumed by the executing broker.

         Consistent with the policy of most favorable price and execution, the Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission than may be charged by other brokers. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the Adviser in connection with services to clients other than the Fund whose brokerage generated the service. LMFA's and/or Batterymarch's fee is not reduced by reason of its receiving such brokerage and research services.

         From time to time the Fund may use Legg Mason as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the over-the-counter market, the Fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

         Except as permitted by SEC rules or orders, the Fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The Fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the Fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that: the Fund together with all other registered investment companies having the same adviser, may not purchase more than 25% of the principal amount of the offering of such class . In addition, the Fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

         Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from executing transactions on an exchange for its affiliates, such as the Fund, unless the affiliate expressly consents by written contract. The Fund's Advisory Agreement expressly provides such consent.

         Investment decisions for the Fund are made independently from those of other funds and accounts advised by LMFA or Batterymarch. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUND'S DISTRIBUTOR

         Legg Mason acts as distributor of the Fund's shares pursuant to an Underwriting Agreement with the Fund. The Underwriting Agreement obligates Legg Mason to promote the sale of Fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the Fund's expense), and for supplementary sales literature and advertising costs.

         Fairfield Group, Inc., a wholly owned subsidiary of Legg Mason, Inc., with principal offices at 271 Dresher Road, Horsham, Pennsylvania, may act as a dealer for Navigator Shares pursuant to a Dealer Agreement with Legg Mason. Legg Mason and LMFA may make payments out of their own assets to Fairfield or others to support the distribution of Navigator Shares and shareholder servicing.

         The Fund has adopted a Distribution and Shareholder Services Plan ("Plan") which, among other things, permits the Fund to pay Legg Mason fees for its services related to sales and distribution of Primary Shares and the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Shares. Under the Plans, the aggregate fees may not exceed an annual rate of 1.00% of the Fund's average daily net assets attributable to Primary Shares Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of Shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Primary Shares only.

         The Plan was approved by the Board of Directors of the Fund including a majority of the directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors") on August 7, 1998. Legg Mason may pay all or a portion of the fee to its financial advisors.

         With respect to Primary Shares, Legg Mason has also agreed to waive its fees for the Fund as described under "The Funds' Investment Adviser/Manager."

         In approving the establishment or continuation of the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the Fund and its Primary Class shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the Fund's Primary Class shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the Fund's Primary Shares would be likely to maintain or increase the amount of compensation paid by the Fund to the Adviser/LMFA.

         In considering the costs of the Plan, the directors gave particular attention to the fact that any payments made by the Fund to Legg Mason under the Plan would increase the Fund's level of expenses in the amount of such payments. Further, the directors recognized that the Adviser/LMFA would earn greater investment advisory/management fees if the Fund's assets were increased, because such fees are calculated as a percentage of the Fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

         Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the Fund's Primary Shares and to maintain and enhance the level of services they provide to the Fund's Primary Class shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the Fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the Fund in connection with the Plan. Furthermore, the investment management of the Fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

         The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting Primary Shares. Any change in the Plan that would materially increase the distribution cost to the Fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors, as previously described.

         In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the Fund's Board of Directors, and the directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.

        THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

         State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the Fund's assets. Boston Financial Data Services, P.O. Box 953, Boston, Massachusetts 02103, serves as transfer and dividend-disbursing agent, and administrator of various shareholder services. Legg Mason assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS for its services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. The Fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                            THE FUND'S LEGAL COUNSEL

         Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036, serves as counsel to the Fund.

                       THE FUND'S INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, MD 21201, has been selected by the Directors to serve as independent accountants for the Fund.

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----
Additional Information About
     Investment Limitations and Policies                                  2
Additional Tax Information                                               16
Additional Purchase and Redemption
     Information                                                         19
Valuation of Fund Shares                                                 21
Performance Information                                                  21
Tax-Deferred Retirement Plans - Primary Shares                           28
The Corporation's Directors and Officers                                 30
The Fund's Investment Adviser/Manager                                    32
Portfolio Transactions and Brokerage                                     35
The Fund's Distributor                                                   37
The Fund's Custodian and Transfer and
     Dividend-Disbursing Agent                                           40
The Fund's Legal Counsel                                                 40
The Fund's Independent Accountants                                       40
Financial Statements                                                     40
Appendix A                                                               41



         No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this Statement of Additional Information in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectuses and the Statement of Additional Information do not constitute offerings by the Fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                            LEGG MASON WOOD WALKER,
                                  INCORPORATED
--------------------------------------------------------------------------------
                                100 LIGHT STREET
                                 P.O. BOX 1476
                         BALTIMORE, MARYLAND 21203-1476
                          (410)539-0000 (800)822-5544

                      Legg Mason Light Street Trust, Inc.

Part C.    Other Information

Item 24.   Financial Statements and Exhibits

     (a)   Financial Statements -- none

     (b)   Exhibits

         (1)      (a)      Articles of Incorporation - filed herewith
         (2)      (a)      By-Laws - filed herewith
         (3)      Voting Trust Agreement - none
         (4)      Specimen Security -- not applicable
         (5)      (a)      Management Agreement - to be filed
                  (b)      Investment Advisory Agreement - to be filed
         (6)      (a)      Underwriting Agreement - to be filed
                  (b)      Dealer Agreement with respect to Navigator Shares -
                           to be filed
         (7)      Bonus, profit sharing or pension plans - none
         (8)      (a)      Custodian Agreement - to be filed
                  (b)      Special Custody Account Agreement - to be filed
         (9)      (a)      Transfer Agency and Service Agreement - to be filed
                  (b)      Credit Agreement -- none
         (10)     Opinion of Counsel - to be filed
         (11) Other opinions, appraisals, rulings and consents - Accountant's consent - to be filed
         (12)     Financial statements omitted from Item 23 - none
         (13)     Agreements for providing initial capital - to be filed
         (14)     (a)      Prototype IRA Plan (1)
                  (b)      Prototype Corporate Simplified Employee Pension
                           Plan (1)
                  (c)      Prototype SIMPLE Plan(1)
         (15)     Plan pursuant to Rule 12b-1--to be filed
         (16)     Schedule for Computation of Performance Quotations -- none
         (17)     Financial Data Schedule -- none
         (18)     Plan Pursuant to Rule 18f-3 - to be filed

(1)Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 35 to Legg Mason Cash Reserve Trust's Registration Statement, SEC File No. 2-62218, filed December 31, 1997.

Item 25. Persons Controlled By or Under Common Control with Registrant

                  None.

Item 26. Number of Holders of Securities

                                                    Number of Record Holders
Title of Class                                      (as of August 14, 1998)
--------------                                      -----------------------

Shares of Capital Stock,
($.001 par value)

Legg Mason Market Neutral Trust:
Primary Shares                                                  1
Navigator Shares                                                0


Item 27. Indemnification

         Article ELEVENTH of the Articles of Incorporation provides that to the maximum extent permitted by applicable law (including Maryland law and the 1940
Act) the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages. Article ELEVENTH also provides that no amendment, alteration or repeal of the contents contained in the preceding sentence or the adoption, alteration or amendment of any other provision of the Articles or By-Laws inconsistent with Article ELEVENTH shall adversely affect any limitation of liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such amendment, alteration, repeal or adoption.

         Section 11.2 of Article ELEVENTH of the Registrant's Articles of Incorporation provides that the Registrant shall indemnify its present and past directors, officers, employees and agents, and persons who are serving or have served at the Registrant's request in similar capacities for other entities to the maximum extent permitted by applicable law (including Maryland law and the Investment Company Act of 1940). Section 2-418(b) of the Maryland Corporations and Associations Code ("Maryland Code") permits the Registrant to indemnify its directors unless it is established that the act or omission of the director was material to the matter giving rise to the proceeding, and (a) the act or omission was committed in bad faith or was the result of active and deliberate dishonesty; (b) the director actually received an improper personal benefit in money, property or services; or (c) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. Indemnification may be made against judgments, penalties, fines, settlements and reasonable expenses incurred in connection with a proceeding, in accordance with the Maryland Code. Pursuant to Section 2-418(j) (2) of the Maryland Code, the Registrant is permitted to indemnify its officers, employees and agents to the same extent. The provisions set forth above apply insofar as consistent with
Section 17(h) of the 1940 Act, which prohibits indemnification of any director or officer of the Registrant against any liability of the Registrant or its shareholders to which such director or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation and By-Laws in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

         Under the Underwriting Agreement, the Fund agrees to indemnify, defend, and hold the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Underwriting Agreement be construed so as to protect the Distributor against any liability to the Corporation or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason or its reckless disregard of its obligations and duties under the Agreement.

         The Underwriting Agreement further provides that the Registrant shall not indemnify the Distributor for any claims, demands, liabilities and expenses which the Distributor may incur on account of any wrongful act of the Distributor or any of its employees or arising out of or based upon any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the

Registrant for use in the Registration Statement or arising out of or based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement or necessary to make such information not misleading.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Manager and Investment Adviser

I. Legg Mason Fund Adviser, Inc. ("LMFA"), the Registrant's investment manager, is a registered investment adviser incorporated on January 20, 1982. LMFA is engaged primarily in the investment advisory business. LMFA serves as investment adviser or manager to eighteen open-end investment companies or portfolios. Information as to the officers and directors of LMFA is included in its Form ADV filed on June 24, 1998 with the Securities and Exchange Commission (registration number 801-16958) and is incorporated herein by reference.

II. Batterymarch Financial Management, Inc. ("Batterymarch"), investment adviser to Legg Mason Market Neutral Trust, is a registered investment adviser incorporated on September 19, 1994. Batterymarch is engaged primarily in the investment advisory business. Information as to the officers and directors of Batterymarch is included in its Form ADV filed June 26, 1998 with the Securities and Exchange Commission (registration number 801-48035) and is incorporated herein by reference.

Item 29. Principal Underwriters

         (a)      Legg Mason Cash Reserve Trust
                  Legg Mason Total Return Trust, Inc.
                  Legg Mason Special Investment Trust, Inc.
                  Legg Mason Income Trust, Inc.
                  Legg Mason Tax Exempt Trust, Inc.
                  Legg Mason Tax-Free Income Fund
                  Legg Mason Global Trust, Inc.
                  Legg Mason Investors Trust, Inc.
                  Legg Mason Value Trust, Inc.
                  LM Institutional Fund Advisors I, Inc.
                  LM Institutional Fund Advisors II, Inc.
                  Legg Mason Focus Trust, Inc.

                  (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

                               Position and               Positions and
Name and Principal             Offices with               Offices with
Business Address*              Underwriter - LMWW         Registrant
------------------             ------------------         -------------

Raymond A. Mason               Chairman of the            None
                               Board

John F. Curley, Jr.            Retired Vice Chairman      Chairman of the Board
                               of the Board               and Director

James W. Brinkley              President and              None
                               Director

Edmund J. Cashman, Jr.         Senior Executive           None
                               Vice President and
                               Director

Richard J. Himelfarb           Senior Executive Vice      None
                               President and
                               Director

Edward A. Taber III            Senior Executive Vice      President and Director
                               President and
                               Director

Robert A. Frank                Executive Vice             None
                               President and
                               Director

Robert G. Sabelhaus            Executive Vice             None
                               President and
                               Director

Charles A. Bacigalupo          Senior Vice                None
                               President,
                               Secretary and
                               Director

F. Barry Bilson                Senior Vice                None
                               President and
                               Director

Thomas M. Daly, Jr.            Senior Vice                None
                               President and
                               Director

Jerome M. Dattel               Senior Vice                None
                               President and
                               Director

Robert G. Donovan              Senior Vice                None
                               President and
                               Director

Thomas E. Hill                 Senior Vice                None
One Mill Place                 President and
Easton, MD  21601              Director

Arnold S. Hoffman              Senior Vice                None
1735 Market Street             President and
Philadelphia, PA  19103        Director

Carl Hohnbaum                  Senior Vice                None
24th Floor                     President and
Two Oliver Plaza               Director
Pittsburgh, PA  15222

William B. Jones, Jr.          Senior Vice                None
1747 Pennsylvania              President and
  Avenue, N.W.                 Director
Washington, D.C. 20006

Laura L. Lange                 Senior Vice                None
                               President and
                               Director

Marvin H. McIntyre             Senior Vice                None
1747 Pennsylvania              President and
  Avenue, N.W.                 Director
Washington, D.C.  20006

Mark I. Preston                Senior Vice                None
                               President and
                               Director

Joseph Sullivan                Senior Vice                None
                               President and
                               Director

M. Walter D'Alessio, Jr.       Director                   None
1735 Market Street
Philadelphia, PA  19103

W. William Brab                Senior Vice                None
                               President

Deepak Chowdhury               Senior Vice                None
255 Alhambra Circle            President
Coral Gables, FL  33134

Harry M. Ford, Jr.             Senior Vice                None
                               President

Dennis A. Green                Senior Vice                None
                               President

William F. Haneman, Jr.        Senior Vice                None
One Battery Park Plaza         President
New York, New York  10005

Theodore S. Kaplan             Senior Vice                None
                               President and
                               General Counsel

Seth J. Lehr                   Senior Vice                None
1735 Market St                 President
Philadelphia, PA  19103

Horace M. Lowman, Jr.          Senior Vice                None
                               President and
                               Asst. Secretary

Robert L. Meltzer              Senior Vice                None
One Battery Park Plaza         President
New York, NY  10004

Jonathan M. Pearl              Senior Vice                None
1777 Reisterstown Rd.          President
Pikesville, MD  21208

John A. Pliakas                Senior Vice                None
125 High Street                President
Boston, MA  02110

Gail Reichard                  Senior Vice                None
                               President

Timothy C. Scheve              Senior Vice                None
                               President and
                               Treasurer

Elisabeth N. Spector           Senior Vice                None
                               President

Robert J. Walker, Jr.          Senior Vice                None
200 Gibraltar Road             President
Horsham, PA  19044

William H. Bass, Jr.           Vice President             None

Nathan S. Betnun               Vice President             None

John C. Boblitz                Vice President             None

Andrew J. Bowden               Vice President             None

D. Stuart Bowers               Vice President             None

Edwin J. Bradley, Jr.          Vice President             None

Scott R. Cousino               Vice President             None

Joseph H. Davis, Jr.           Vice President             None
1735 Market Street
Philadelphia, PA  19380

Terrence R. Duvernay           Vice President             None
1100 Poydras St.
New Orleans, LA 70163

John R. Gilner                 Vice President             None

Richard A. Jacobs              Vice President             None

C. Gregory Kallmyer            Vice President             None

Edward W. Lister, Jr.          Vice President             None

Marie K. Karpinski             Vice President             Vice President and
                                                          Treasurer

Mark C. Micklem                Vice President             None
1747 Pennsylvania Ave.
Washington, DC  20006

Hance V. Myers, III            Vice President             None
1100 Poydras St.
New Orleans, LA 70163

Gerard F. Petrik, Jr.          Vice President             None

Douglas F. Pollard             Vice President             None

K. Mitchell Posner             Vice President             None
1735 Market Street
Philadelphia, PA  19103

Carl W. Riedy, Jr.             Vice President             None

Jeffrey M. Rogatz              Vice President             None

Thomas E. Robinson             Vice President             None

Douglas M. Schmidt             Vice President             None

Robert W. Schnakenberg         Vice President             None
1111 Bagby St.
Houston, TX 77002

Henry V. Sciortino             Vice President             None
1735 Market St.
Philadelphia, PA 19103

Chris Scitti                   Vice President             None

Eugene B. Shephard             Vice President             None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell           Vice President             None

Alexsander M. Stewart          Vice President             None
One World Trade Center
New York, NY  10048

Robert S. Trio                 Vice President             None
1747 Pennsylvania Ave.
Washington, DC 20006

William A. Verch               Vice President             None

Lewis T. Yeager                Vice President             None

Joseph F. Zunic                Vice President             None

----------------
      * All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

             (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 30.     Location of Accounts and Records

                      State Street Bank and Trust Company
                      P. O. Box 1713
                      Boston, Massachusetts 02105

Item 31.     Management Services

                      None.

Item 32.     Undertakings

             Registrant hereby undertakes to provide each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

                                 SIGNATURE PAGE

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Light Street Trust, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 14th day of August, 1998.

                                       LEGG MASON LIGHT STREET TRUST, INC.

                                       by:   /s/ Marie K. Karpinski
                                             ______________________________
                                             Marie K. Karpinski
                                             Vice President and Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                                         Date
---------                                   -----                                         ----

/s/ John F. Curley Jr.
________________________                    Chairman of the                               August 14, 1998
John F. Curley, Jr.                         Board and Director


/s/ Edward A. Taber, III                    President and Director                        August 14, 1998
________________________
Edward A. Taber, III


/s/ Richard G. Gilmore                      Director                                      August 14, 1998
________________________
Richard G. Gilmore*


/s/ Charles F. Haugh                        Director                                      August 14, 1998
________________________
Charles F. Haugh*


/s/ Arnold L. Lehman                        Director                                      August 14, 1998
________________________
Arnold L. Lehman*


/s/ Jill E. McGovern                        Director                                      August 14, 1998
________________________
Jill E. McGovern*


/s/ T.A. Rodgers                            Director                                      August 14, 1998
________________________
T.A. Rodgers*


/s/ Marie K. Karpinski
________________________                    Vice President                                August 14, 1998
Marie K. Karpinski                          and Treasurer


   *Signatures affixed by Marie K. Karpinski pursuant to a power of attorney, dated August 7, 1998, a copy of which is filed herewith.

                               POWER OF ATTORNEY

I, the undersigned Director of the following investment company:

                      LEGG MASON LIGHT STREET TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director hereby severally constitute and appoint each of MARIE K. KARPINSKI, KATHI D. BAIR, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                                   DATE
---------                                                   ----

/s/ Richard G. Gilmore                                      August 7, 1998
________________________
Richard G. Gilmore


/s/ T.A. Rodgers                                            August 7, 1998
________________________
T. A. Rodgers


/s/ Charles F. Haugh                                        August 7, 1998
________________________
Charles F. Haugh


/s/ Arnold L. Lehman                                        August 7, 1998
________________________
Arnold L. Lehman


/s/ Jill E. McGovern                                        August 7, 1998
________________________
Jill E. McGovern


/s/ Edward A. Taber, III                                    August 7, 1998
________________________
Edward A. Taber, III


/s/ John F. Curley, Jr.                                     August 7, 1998
________________________
John F. Curley, Jr.